N-2	Jan. 30, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001560916
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-22763
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	18
Entity Registrant Name	CPG CARLYLE COMMITMENTS FUND, LLC
Entity Address, Address Line One	125 West 55Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	212
Local Phone Number	317-9200
Approximate Date of Commencement of Proposed Sale to Public	Jan. 30, 2024
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class I
Investor Transaction Expenses
Maximum sales load(1) (as a percentage of purchase amount)	3.50%	None
Maximum early redemption fee (as a percentage of repurchased amount) (2)	2.00%	2.00%

(1)	Generally, the stated minimum initial investment in the Fund is $50,000 ($10,000 with respect to additional purchases of Units by an existing Investor), which minimum may be reduced in the sole discretion of the Adviser. Investors in Class A Units may be charged a sales load ("placement fee") up to a maximum of 3.50% on the amount they invest. The Placement Agent and/or a Sub-Placement Agent may, in its discretion, waive the placement fee for certain Investors. In addition, purchasers of Units in conjunction with certain "wrap" fee, asset allocation or other managed asset programs may not be charged a placement fee. The table assumes the maximum placement fee is charged. No placement fee will be charged on purchases of Class I Units. See "Application for Investment."

(2)	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor's Units at any time prior to the day immediately preceding the one-year anniversary of an Investor's purchase of the Units (on a "first in-first out" basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See "Repurchases of Units and Transfers."

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Units)
Management Fee(3)	1.20%	1.20%
Sub-Placement Agent Fee(4)	0.60%	None
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses(5)	1.12%	1.12%

Total Annual Expenses	3.17%	2.57%

(3)	The Management Fee is payable by the Master Fund, but will be borne indirectly by Investors as a result of the Fund's investment in the Master Fund. The Master Fund pays the Adviser the Management Fee monthly at the annual rate of 1.20% of the Master Fund's net asset value. For purposes of determining the Management Fee payable to the Adviser for any month, "net asset value" means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any fees and expenses of the Master Fund.

(4)	The Fund pays the Placement Agent out of the net assets of the Class A Units an ongoing quarterly fee, accrued and calculated monthly (the "Sub-Placement Agent Fee") at an annualized rate of 0.60% of the net assets of the Fund attributable to Class A Units. The Placement Agent may pay all or a portion of the Sub-Placement Agent Fee to the selling agents that sell Units of the Fund. Payment of the Sub-Placement Agent Fee is governed by the Fund's Distribution Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. Class I Units are not subject to the Sub-Placement Agent Fee. See "Fees and Expenses."

(5)	The amount shown as "Acquired Fund Fees and Expenses" reflects operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds). The "Acquired Fund Fees and Expenses," however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds. The amount of the Fund's average net assets used in calculating the Fund's "Acquired Fund Fees and Expenses" was based on average net assets as of March 31, 2023 of approximately $1,163 million.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Class A Units:

Example:	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses, including a 3.50% placement fee, on a $1,000 investment, assuming a 5% annual return:*	$67	$130	$195	$369

*	Without the sales load, the expenses would be: $32 (1 Year), $97 (3 Years), $164 (5 Years) and $344 (10 Years).

Class I Units:

Example:	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:	$26	$79	$135	$287

Purpose of Fee Table , Note [Text Block]

The purpose of the table above and the examples below is to assist you in understanding the various costs and expenses you will bear directly or indirectly as an Investor in the Fund. The annual "Other Expenses" shown above reflect an estimate of all expected ordinary operating expenses for the current fiscal year ending March 31, 2024. "Other Expenses" do not include any fees or expenses charged by Investment Funds (which are reflected separately under "Acquired Fund Fees and Expenses"). For a more complete description of the various costs and expenses of the Fund, see "Fees and Expenses."

Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Acquired Fund Fees and Expenses, Note [Text Block]	The amount shown as "Acquired Fund Fees and Expenses" reflects operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds). The "Acquired Fund Fees and Expenses," however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds. The amount of the Fund's average net assets used in calculating the Fund's "Acquired Fund Fees and Expenses" was based on average net assets as of March 31, 2023 of approximately $1,163 million.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

The Fund's investment objective is to seek attractive long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in the Master Fund. The Master Fund has the same investment objective as the Fund and seeks to achieve its investment objective by investing predominantly in Investment Funds, co-investments, co-investment funds, secondaries, Continuation Funds and direct investments sponsored by or affiliated with Carlyle, with an emphasis on private equity funds. Each Investment Fund is managed by the general partner or managing member of the Investment Fund (such general partner or managing member in respect of any Investment Fund being hereinafter referred to as the "Investment Fund Manager" of such Investment Fund) under the direction of the portfolio managers or investment teams selected by the Investment Fund Manager. Investment Funds may be domiciled in U.S. or non-U.S. jurisdictions. Other than amounts invested or committed in connection with the Carlyle Focus, the Master Fund may invest in Investment Funds, co-investments, co-investment funds, secondaries, Continuation Funds and direct investments that are not sponsored by or affiliated with Carlyle. Currently, the Master Fund does not have any investors other than the Fund and the Adviser.

The Adviser believes that the Fund's investment program offers a distinctive approach to private equity investing for "accredited investors" who previously may not have had access to high quality private equity Investment Funds. In pursuing the Fund's investment objective, the Adviser invests in Carlyle primary and secondary Investment Funds, co-investments, co-investment funds, secondaries, Continuation Funds and direct investments. The Adviser invests across a broad spectrum of Carlyle Investment Funds (e.g., buyout, middle market and growth capital, real estate, infrastructure, natural resources, and private credit, including special situations), diversified by geography (e.g., North America, Europe, Asia and emerging markets) and "vintage year" (i.e., the year in which an Investment Fund begins investing). This investment strategy may help to reduce the impact of the J-curve associated with private equity investing. The Fund was structured with the intent of seeking to alleviate or reduce a number of the burdens typically associated with private equity investing, such as funding capital calls on short notice, reinvesting distribution proceeds, paying fund-of-funds level incentive fees, meeting large minimum commitment amounts and receiving tax reporting on potentially late Schedule K-1s.

Carlyle

Carlyle is one of the world's largest and most diversified global investment firms. Carlyle advises an array of specialized investment funds and other investment vehicles that invest across a range of industries, geographies, asset classes and investment strategies and seek to deliver attractive returns for fund investors. Founded in Washington, D.C. in 1987, Carlyle had more than $382 billion of assets under management as of December 31, 2023 across three business segments and 600 investment vehicles. As of December 31, 2023, Carlyle had over 2,200 professionals in 28 offices across four continents. Carlyle has a large and diversified investor base with more than 2,900 active "carry fund"[1] investors located in 88 countries. The Carlyle Group L.P. was formed in Delaware on July 18, 2011. The Carlyle Group L.P. converted from a Delaware limited partnership to a Delaware corporation named The Carlyle Group Inc. on January 1, 2020. On May 3, 2012, Carlyle began public trading of its common units under the ticker symbol "CG."

[1]    "Carry funds" refers to Investment Funds, including buyout funds, middle market and growth capital funds, private credit funds, real estate funds, infrastructure funds, natural resources funds and distressed credit and mezzanine funds, where the Investment Fund Manager receives a special allocation of income and gain, referred to as a "carried interest," in the event that specified investment returns above an annual hurdle rate are achieved by the Investment Fund. At the end of each financial reporting period, an Investment Fund typically calculates that period's carried interest as though the fair value of the Investment Fund's investments had been realized as of such date, irrespective of whether such amounts actually have been realized. Carried interest amounts paid to an Investment Fund Manager often are made subject to a requirement to be repaid—a "clawback"—to the extent that the aggregate amount distributed to the Investment Fund Manager over all financial reporting periods exceeds the carried interest amount that would have been due based instead on the Investment Fund's cumulative results.

Carlyle has demonstrated a strong and consistent investment track record that has produced attractive returns for fund investors across segments, sectors and geographies, and across economic cycles. Past performance is not indicative of future results. Carlyle has deep industry knowledge in sector specialties, including: aerospace, defense and government services, consumer and retail, energy and power, financial services, healthcare, industrial, infrastructure, real estate, technology and business services, telecommunication and media and transportation. Carlyle's broad investments in portfolio companies worldwide generate real time, actionable data that support investment, operational and exit decisions for its private equity holdings. Carlyle's Network of Operating Executives (c-level executives and sector specialists with many years of experience) advises Carlyle investment professionals through the investment process, from sourcing deals, conducting due diligence, managing companies and exiting transactions.

Carlyle is not a sponsor, promoter, adviser or affiliate of the Fund. The Fund may not invest in all of the Carlyle Investment Funds described herein.

Carlyle operates its business across three segments: (1) Global Private Equity, (2) Global Credit, and (3) Global Investment Solutions.

Global Private Equity (GPE). Carlyle's GPE segment advises its buyout, middle market and growth capital funds, Carlyle's U.S. and internationally focused real estate funds, and Carlyle's infrastructure and natural resources funds. As of June 30, 2023, Carlyle's GPE segment had $163 billion in assets under management and $107 billion in fee-earning assets under management.

Carlyle's GPE teams have the following areas of focus:

Corporate Private Equity. Carlyle's corporate private equity teams advise a diverse group of 37 active funds that invest in transactions that focus either on a particular geography or strategy. Carlyle's buyout funds focus on corporate buyouts and strategic minority investments. The investment mandate for Carlyle's growth capital funds is to seek out companies with the potential for disruptive growth and operational improvements. Carlyle's core strategy seeks longer duration private equity opportunities, targeting stable businesses with sustainable market leadership. These funds are advised by teams of local professionals who live and work in the markets where they invest.

Real Estate. Carlyle's real estate team advises 11 active real estate funds that invest in the United States and Europe, with a focus on a broad range of opportunities including residential properties, senior living facilities, industrial properties, and self-storage properties, but have limited its exposure to office buildings, hotels and retail properties. Carlyle's real estate funds generally focus on acquiring single-property assets rather than large-cap companies with real estate portfolios.

Infrastructure & Natural Resources. Carlyle's 14 active infrastructure and natural resources funds focus on infrastructure and energy investing. Carlyle's infrastructure business is comprised of teams that invest in six primary sectors: renewables, energy infrastructure, water and waste, transportation, digital infrastructure, and power generation. Carlyle's energy activities focus on buyouts, growth capital investments and strategic joint ventures in the midstream, upstream, downstream, energy and oilfield services sectors around the world. Carlyle's international energy investment team focuses on investments across the energy value chain outside of North America. Carlyle conducts its North American energy investing through its partnership with NGP, a Texas-based energy investor.

Global Credit. Carlyle's Global Credit segment, which had $152 billion in assets under management and $126 billion in fee-earning assets under management as of June 30, 2023, advises a group of 116 active funds that pursue investment strategies across the credit spectrum, including: liquid credit, illiquid credit, and real assets credit, as well as cross-platform vehicles such as Carlyle Tactical Private Credit Fund (“CTAC”, or the “Interval Fund”). Global Credit has been Carlyle's fastest-growing segment in total assets under management over the past three years, and Carlyle continues to expand its reach into additional areas of focus, such as real estate credit. Since Carlyle's establishment in 1999, these various capital sources provide the opportunity for Carlyle to offer highly customizable and creative financing solutions to borrowers to meet their specific capital needs. Carlyle draws on the expertise and underwriting capabilities of over 200 investment professionals and leverages the resources and industry expertise of Carlyle's global network to provide creative solutions for borrowers.

Global Investment Solutions. Carlyle's Global Investment Solutions segment, established in 2011, provides comprehensive investment opportunities and resources for its investors and clients to build private equity portfolios through fund of funds, secondary purchases of existing portfolios and managed co-investment programs. Global Investment Solutions executes these activities through AlpInvest, one of the world's largest investors in private equity. As of June 30, 2023, Carlyle's Global Investment Solutions segment had $70 billion in assets under management and $38 billion in fee-earning assets under management.

Information presented herein with respect to Carlyle has been derived from public filings made by Carlyle with the SEC as of the date of this Confidential Memorandum. Neither the Fund nor the Adviser has independently verified either the accuracy or completeness of the information concerning Carlyle included herein or in these public filings. Thus, there can be no assurance that all events occurring prior to the date of this Confidential Memorandum that would affect the accuracy or completeness of the information contained in such documents have been publicly disclosed. However, if any material information comes to the attention of the Fund or the Adviser while this Confidential Memorandum is required by law to be delivered, this Confidential Memorandum will be amended or supplemented accordingly.

Investment Philosophy

Registered investment companies, such as mutual funds, the Fund and the Master Fund, are generally subject to significant regulatory restrictions with respect to selling securities short and using leverage and derivatives. The Investment Funds generally are not subject to the same investment restrictions as the Master Fund or the Fund, and are generally subject to few investment limitations, including investment limitations under the 1940 Act or the Code. The Master Fund, the Fund and, indirectly, Investors are not entitled to the protections of the 1940 Act with respect to the Investment Funds. The Master Fund and the Fund, however, are regulated under the 1940 Act and Investors are entitled to the protections of the 1940 Act.

The Adviser believes that the Master Fund's current strategy of investing predominantly in a portfolio of private equity Investment Funds sponsored by Carlyle and in other Carlyle sponsored alternative investments provides opportunities to participate in alternative investment strategies that may earn attractive risk-adjusted returns. In addition, by investing predominantly in Carlyle Investment Funds, the Master Fund seeks to benefit from the (i) strong performance track record of various Carlyle funds,[2] combined with access to new and existing Investment Funds, and (ii) investment expertise, quality of risk management systems, valuation protocols, operational programs, personnel, accounting and valuation practices and compliance programs that may be associated with a successful global financial services firm with significant resources, in contrast to a strategy of allocating assets among different funds managed by various unaffiliated investment advisers. The Adviser believes that the Fund and the Master Fund will benefit from the Adviser's ability to focus more closely on the investment opportunities and strengths offered, and the risks presented, by each potential Investment Fund.

[2]    Past performance is not indicative of future results.

Through the Fund, Investors will have access to Carlyle and to other Investment Fund Managers whose services are generally not available to the investing public, or who may otherwise restrict the number and type of persons whose money they manage. By investing in the Fund, Investors enjoy the benefit of certain services that Carlyle provides to the Fund, as disclosed herein, which establish the Fund's preferred relationship with Carlyle. Investing in the Fund also permits Investors to invest with Investment Fund Managers without being subject to the high minimum investment requirements typically required by such Investment Fund Managers. The Fund should also benefit from its exposure to a number of different investment styles. Investing through various Investment Fund Managers that employ different strategies—even though many of the Investment Fund Managers are under common control—may reduce the volatility inherent in a direct investment by the Fund with a single Investment Fund Manager.

Investment Strategies

The Master Fund seeks to provide investors with attractive long-term capital appreciation by investing predominantly in a portfolio of Carlyle Investment Funds.

The principal elements of the Adviser's investment strategy include: (i) allocating the assets of the Master Fund across Carlyle private equity Investment Funds and other alternative investments sponsored by Carlyle as well as other non-Carlyle Investment Fund Managers; (ii) seeking to secure access to attractive investment opportunities that the Adviser believes offer attractive returns; (iii) seeking to manage the Master Fund's investment level and liquidity using the Adviser's commitment strategy; and (iv) seeking to manage risk through ongoing monitoring of the portfolio.

o	Asset Allocation. The Master Fund seeks to benefit from long-term diversification of investments through exposure to different geographic markets, investment types and vintage years. In addition, the Master Fund allocates its capital among primary funds, secondary funds, Continuation Funds, direct investments and co-investment/co-investment fund opportunities. Other than amounts invested or committed in connection with the Carlyle Focus, the Master Fund's assets may be allocated to Investment Funds that are not sponsored or affiliated with Carlyle.

o	Access. The Fund seeks to provide Investors with access to investments that are generally unavailable to the investing public due to resource requirements and high investment minimums.

o	Commitment Strategy. The Adviser seeks to manage the Master Fund's commitment strategy with a view towards balancing liquidity while maintaining an appropriate level of investment.

o	Risk Management. The long-term nature of private equity investments requires a commitment to ongoing risk management. The Adviser seeks to maintain close contact with Carlyle and its Investment Fund Managers, and to monitor the performance of individual funds by tracking operating information and other pertinent details.

No guarantee or representation is made that the investment program of the Fund, the Master Fund or any Investment Fund will be successful, that the various Investment Funds selected will produce positive returns or that the Fund and the Master Fund will achieve their investment objective. The Adviser also may invest the Master Fund's assets in Investment Funds that engage in investment strategies other than those described in this Confidential Memorandum, and may sell the Master Fund's portfolio holdings at any time.

Private Equity

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity. Private equity investments typically are made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such funds, investors usually commit to provide up to a certain amount of capital when requested by the fund's manager or general partner. The general partner then makes private equity investments on behalf of the fund. The fund's investments are usually realized, or "exited" after a four to seven year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the fund's investors. The funds themselves typically have a term of ten to twelve years.

The private equity market is diverse and can be divided into several different segments. These include the type and financing stage of the investment, the geographic region in which the investment is made and the vintage year.

Investments in private equity have increased significantly over the last 20 years, driven principally by large institutional investors seeking increased returns and portfolio efficiency. It is now common for large pension funds, endowments and other institutional investors to allocate significant assets to private equity.

Private Credit

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including, but not limited to, first and second lien senior secured loans, unitranche debt, mezzanine debt, unsecured debt and structurally subordinated instruments. While these strategies, which include special situations investments (including distressed investments), typically focus on originated or secondary purchases of fixed-income senior or subordinated credits of companies, they also may include certain equity features, such as warrants, options, common or preferred stock depending on the strategy of the investor and the financing requirements of the company or asset. Distressed investing encompasses a broad range of strategies including control and non-control distressed debt, operational turnarounds and "rescue" financings.

Loans to private companies can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer's cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company's debt obligations. The companies in which Investment Funds invest may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies. Additionally, the loans in which Investment Funds invest may be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as "junk," have predominantly speculative characteristics and may carry a greater risk with respect to a borrower's capacity to pay interest and repay principal.

Buyouts, Growth Capital, Special Situations, Venture Capital/Other

In the private equity asset class, the term "financing stage" is used to describe investments (or funds that invest) in companies at a certain stage of development. The different financing stages may have distinct risk, return and correlation characteristics, and play different roles within a private equity portfolio. Broadly speaking, private equity investments can be broken down into four financing stages: buyout, growth capital, special situations and venture capital. These categories may be further subdivided based on the investment strategies that are employed.

o	Buyouts. Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions – particularly in the large-cap segment. Overall, debt financing typically makes up 50-70% of the price paid for a company.

o	Growth capital. Typically involves minority investments in established companies with strong growth characteristics. Companies that receive growth capital investments typically have established customers and mature business models.

o	Special situations. A broad range of investments, which vary in terms of level of control, including distressed debt (control and non-control), energy/utility investing, operational turnarounds, "rescue" financings and high yielding credit-oriented strategies may be classified as special situations. Control oriented strategies typically involve the acquisition of an influential or controlling stake in an operationally or financially troubled company through the purchase of that company's debt or equity securities. Non-control oriented distressed strategies typically involve the acquisition of securities determined to be undervalued with returns generated from an increase in the value of those securities.

o

Venture Capital/Other. Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology and healthcare-related industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early and late stage) in partnership with other investors. It is not anticipated that venture capital will be a meaningful portion of the Master Fund's allocations.

Some of the investments that the Adviser considers with respect to the Master Fund include, but are not limited to:

●	Primary Investments. Primary investments (primaries) are interests or investments in newly established private equity funds. Most private equity fund sponsors raise new funds only every two to four years, and many top-performing funds are closed to new investors. Because of the limited windows of opportunity for making primary investments in particular funds, strong relationships with leading fund sponsors such as Carlyle are highly important for primary investors.

Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. Unlike most other private equity fund sponsors, Carlyle typically offers several primary funds each year. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund's life. Because primary investors must rely on the expertise of the fund manager, an accurate assessment of the manager's capabilities is essential.

Primary investments typically exhibit a value development pattern, commonly known as the "J-curve," in which the fund's net asset value typically declines moderately during the early years of the fund's life as investment-related fees and expenses are incurred before investment gains have been realized. As the fund matures and portfolio companies are sold, the pattern typically reverses with increasing net asset value and distributions to fund investors. There can be no assurance, however, that any or all primary investments made by the Master Fund will exhibit this pattern of investment development. Primary investments are usually ten to twelve years in duration, while underlying investments in portfolio companies generally have a four to seven year duration. The Master Fund, from time to time, may commit to certain primary investments to gain exposure to secondary investments, co-investments, co-investment funds, Continuation Funds and direct investments.

●	Secondary Investments. Secondary investments (secondaries) are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund's fundraising period. Secondary investments may play an important role in a private equity portfolio. Because secondaries typically already have invested in portfolio companies, they are viewed as more mature investments than primaries and further along in their development pattern. As a result, their investment returns may not exhibit the downside of the J-curve pattern expected to be achieved by primaries in their early stages. In addition, secondaries typically provide earlier distributions than primaries. Past performance is not indicative of future results. There can be no assurance, however, that any or all secondary investments made by the Master Fund will exhibit this pattern of investment development.

●

Co-Investment/Direct Investments. Co-investments are investments in an operating company that are typically held through a third party investment vehicle formed by a private equity sponsor or other institutional investor and are typically made alongside the sponsor's (on behalf of its fund) or institutional investor's investment in the operating company. Direct investments involve holding an interest in securities issued by an operating company directly and not through a third-party investment vehicle. Such investments typically are made as investments in operating companies where private equity funds or other institutional investors are active investors, and are usually structured such that the private equity fund or institutional investors, as the case may be, and the lead co-investors, if any, collectively hold a significant interest in the operating company. Unlike investments in Carlyle Investment Funds or other Investment Funds, which hold multiple portfolio companies, co-investments and direct investments are concentrated investments in one operating company. Co-investments and direct investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees or they bear significantly reduced fees. The Master Fund's direct investments in an operating company typically will be structured in parallel with a similar investment by a Carlyle Investment Fund, another Investment Fund sponsor or institutional investor, but may also be made where a private equity sponsor or institutional investor has previously made an investment in the privately held operating company.

●	Co-Investment Funds. Co-investment funds typically make a direct investment in a company alongside a lead sponsor. Co-investment funds are generally classified into two types:

o	Co-sponsor transactions. Transactions where the co-investor is involved at an early stage in the deal process, in some cases the only co-investor invited, and participates actively in due diligence and documentation.

o	Syndicated transactions. Transactions where the lead general partner has fully underwritten the transaction and sells down a part of the investment, typically to its limited partner base, between signing and closing of the transaction. These transactions often attract more co-investors and individual ticket sizes tend to be lower as a result of more competitive allocation processes.

●	Continuation Funds. A Continuation Fund typically involves a sponsor setting up a new fund vehicle to purchase one or more assets from an existing fund, which is managed by the same sponsor. Continuation Funds enable managers to retain assets they believe will be well-performing assets that are not yet at full exit potential, or which would otherwise benefit from a longer holding period, as their existing funds near the end of their terms. Continuation Funds allow existing investors seeking liquidity to cash out of their investments and allow new investors to be brought in as investors. Existing investors are usually given the opportunity to "roll over" their interests into the Continuation Fund ("Rolling LPs"). Rolling LPs also may be given the ability to retain their existing terms of investment or otherwise renegotiate new terms.

The Master Fund also may invest in other registered investment companies, such as BDCs. Similar to private equity funds, BDCs typically make long-term debt or equity capital investments in private or thinly-traded public companies, with the goal of improving portfolio company performance and generating current income and/or capital growth. BDCs are internally or externally managed, and may be privately offered or publicly-traded on a national stock exchange. Investments in BDCs will be subject to restrictions in the 1940 Act limiting the extent to which the Master Fund may invest in other registered investment companies (other than money market funds). See "Types of Investments and Related Risk Factors—General Risks—Registered Investment Companies."

Portfolio Allocation

The Master Fund's investment process begins with an allocation framework for the Master Fund's long-term diversification among Carlyle funds: (i) primary and secondary private equity and middle market private credit investments; (ii) buyout, growth and special situations; (iii) investments focused in North America, Europe, Asia and/or other parts of the world; (iv) co-investments/co-investment funds and Continuation Funds; and (v) other alternative Investment Funds sponsored by Carlyle. The framework also provides for diversification over vintage years and with respect to individual investments. It is expected that through such diversification, the Master Fund may be able to achieve more consistent returns and lower volatility than would generally be expected if its portfolio were more concentrated in a single fund, geography, sector, vintage year or a smaller number of funds. Other than amounts invested or committed in connection with the Carlyle Focus, the Master Fund may invest in Investment Funds, co-investments, co-investment funds, secondaries, Continuation Funds and direct investments that are not sponsored by or affiliated with Carlyle.

Because of the distinct cash flow characteristics associated with different types of private equity investments, portfolio construction is based on both quantitative and qualitative factors.

Over time, the commitment strategy may be adjusted based on the Adviser's analysis of the private equity market, the Master Fund's existing portfolio at the relevant time, or other pertinent factors.

The Adviser manages the Master Fund's commitment strategy with a view towards balancing liquidity while maintaining an appropriate level of investment. Commitments to private equity funds generally are not immediately invested. Instead, committed amounts are drawn down by private equity funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each private equity fund's drawdowns. During this period, investments made early in a private equity fund's life are often realized (generating distributions) even before the committed capital has been fully drawn. As a result, without an appropriate commitment strategy a significant investment position could be difficult to achieve. The Adviser seeks to address this challenge using a commitment strategy designed to provide an appropriate investment level. To that end, the Master Fund intends to over-commit to private equity investments—both primaries and secondaries—to provide an appropriate investment level. The Master Fund will maintain cash, cash equivalents or borrowings in sufficient amounts, in the Adviser's judgment, to satisfy capital calls from Investment Funds.

The commitment strategy aims to sustain an appropriate level of investment where possible by making commitments based on anticipated future distributions from investments. The commitment strategy also takes other anticipated cash flows into account, such as those relating to new subscriptions, the tender of Units by Investors, distributions from Investment Funds and any distributions made to Investors. To forecast portfolio cash flows, the Adviser takes into consideration historical data, actual portfolio observations, insights from Carlyle in respect of the Carlyle Focus and forecasts by the Adviser. Given the variability of the timing of drawdowns and distributions from Investment Funds, and the availability of desirable Investment Funds in the secondary market, the amount of funded private equity commitments in non-Carlyle Investment Funds, from time to time, may be significant.

The Adviser anticipates that the Fund will invest the net proceeds from the sale of Units, net of cash retained for operational needs to pay Fund expenses, in accordance with the Fund's investment objective and policies and principal strategies as soon as practicable, consistent with normal market conditions and the availability of suitable investments. Consistent with the foregoing, even when the Master Fund's assets are fully committed among Investment Funds, pending funding of capital contributions, redemptions and tax distributions, a portion of the Master Fund's assets may consist of liquid investments, such as high quality fixed income securities, money market instruments and money market mutual funds and cash or cash equivalents, as well as yield-enhancing investments with more limited liquidity, such as CLOs or senior loan funds managed by Carlyle and others.

Investment Selection

In the final step of the investment process, the Adviser seeks to invest the Master Fund's capital in what it believes to be attractive investments. Primary opportunities typically are sourced through Carlyle and other Investment Fund Managers and secondary investments typically are sourced through a network of relationships with intermediaries, agents and investors, including Carlyle, and then individually evaluated by the Adviser's and its affiliates' investment professionals using its selection process. See "—Due Diligence." As investment opportunities are analyzed, investment professionals seek to evaluate them in relation to historical benchmarks and peer analysis, current information from the Adviser's private equity investments, and against each other.

Due Diligence

The Adviser and its personnel use a range of resources to identify, source, evaluate, select and monitor the availability of promising Investment Funds for the Master Fund. The Adviser's investment professionals are involved throughout the process, and draw on the significant resources and insights available through its relationship with Carlyle. The Adviser's diligence process focuses on risk management, and investment and operational due diligence. The Adviser selects investment strategies and Investment Funds on the basis of availability, pricing in the case of secondaries and various qualitative and quantitative criteria, including the Adviser's analysis of actual and projected cash flows and past performance of an Investment Fund during various time periods and market cycles; and the Investment Fund Managers' reputation, experience, expertise, opportunity set, anticipated returns and adherence to investment philosophy. The Adviser has established a committee (the "Investment Committee") which is, with certain exceptions, consulted with respect to investment decisions for the Fund and the Master Fund. On April 1, 2024, the Investment Committee will become solely responsible for portfolio allocation and for final investment decisions.

The Adviser typically identifies prospective investments from multiple sources, including a network of intermediaries, agents and investors, the most important of which is its relationship with Carlyle. The initial screening process for investment opportunities is typically based on a review of offering documents or an introductory meeting for primary investments. For secondary investments, the Adviser seeks to understand key terms, cash flows, valuations, performance, portfolio company developments, availability of discounts, and an understanding of historical performance of prior funds, if any.

During its diligence process, the Adviser, among other things, may review offering documents, financial statements, Schedule K-1s and other tax reporting, regulatory filings, and client correspondence, among other documents, and seek to conduct interviews with senior personnel of existing and potential Investment Fund Managers. The Adviser seeks to regularly communicate with Carlyle Investment Fund Managers and other Carlyle personnel about the Investment Funds in which the Fund has invested or may invest, or about particular investment strategies, categories of private equity, risk management and general market trends. This interaction facilitates ongoing portfolio analysis and may help to address potential issues, such as loss of key team members or proposed changes in constituent documents. It also provides ongoing due diligence feedback, as additional investments, secondary investments and new primary investments with a particular Investment Fund Manager are considered. The conclusions of due diligence reviews are documented. The Investment Committee may decline the opportunity, request additional information, or approve subject to tax and legal due diligence. Tax issues and legal terms of the investment are also considered.

After making an investment in an Investment Fund, and as part of its ongoing diligence process, the Adviser seeks to: track operating information and other pertinent details; analyze risk and performance; participate in periodic conference calls with Investment Fund Managers and onsite visits where appropriate; review audited and unaudited reports; monitor turnover in key personnel and changes in policies; and review valuation and historical cash flows. In performing some of its due diligence activities, the Adviser will be required to rely on the Investment Fund Managers. No assurance can be given that all performance and other data sought by the Adviser will be accurate or will be provided on a timely basis or in the manner requested.

The Adviser's diligence process is implemented on a risk-adjusted basis and may be more limited in connection with smaller secondary positions.

Portfolio Construction

The Adviser manages the Master Fund's portfolio with a view towards managing liquidity and maintaining a high investment level and maximizing capital appreciation.

Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future distributions from investments. The Adviser also takes other anticipated cash flows into account, such as those relating to new subscriptions, the tender of Units by investors and any distributions made to investors.

The Adviser uses a range of techniques to reduce the risk associated with the Master Fund's investment strategy. These techniques may include, without limitation:

o	Diversifying investments and commitments across several vintage years;

o	Allocating capital among primary investments, secondary investments, direct investments, Continuation Funds and co-investment/co-investment fund opportunities;

o	Actively managing cash and liquid assets; and

o	Maintaining a credit line, consistent with the limitations and requirements of the 1940 Act.

The Master Fund holds liquid assets to the extent required for purposes of liquidity management. To enhance the Fund's liquidity, particularly in times of possible net outflows through the tender of Units by investors, the Adviser may sell certain of the Master Fund's assets, in some cases at a discount. Furthermore, as described above at "—Portfolio Allocation," pending funding of capital contributions, redemptions and tax distributions, a portion of the Master Fund's assets may consist of liquid investments, such as high quality fixed income securities, money market instruments and money market mutual funds and cash or cash equivalents, as well as yield-enhancing investments with more limited liquidity, such as CLOs or senior loan funds managed by Carlyle and others.

CLOs are financing companies, generally structured as special purpose vehicles, created to manage a portfolio of loans and reapportion the risk and return characteristics thereof. A CLO uses the cash flows from a portfolio of loans to back the issuance of multiple classes of rated debt securities, which are then used to fund the purchase of the underlying loans. The assets underlying CLOs may include, among others, domestic and foreign senior secured loans, senior unsecured loans, subordinate corporate loans, including debt securities that may be rated below investment grade or equivalent unrated loans, debt tranches of other collateralized loan obligations and equity securities incidental to investments in secured loans. The Master Fund's investments in CLOs will generally be rated investment grade (or, if unrated, determined to be of comparable quality by the Adviser), and the Master Fund will not invest in equity tranches of CLOs. Senior loan funds generally invest in performing senior secured bank loans rated below investment grade.

The Adviser, consistent with the Master Fund's investment strategy of emphasizing allocations to Carlyle Investment Funds, seeks to allocate Master Fund assets among the Investment Funds that, in its view, represent attractive investment opportunities. Allocation depends on the Adviser's assessment of the potential risks and returns of various investment strategies that the Investment Funds utilize as well as expected cash flows of such strategies. The currency denomination of an Investment Fund may be another factor for consideration. The Adviser generally seeks to invest the Master Fund's assets in Investment Funds whose expected risk-adjusted returns are deemed attractive by the Adviser.

The Fund and the Master Fund are both "non-diversified" funds under the 1940 Act. See "Types of Investments and Related Risk Factors—General Risks—Non-Diversified Status." The Adviser believes, however, that the Master Fund should generally maintain a portfolio of Investment Funds varied by underlying investment strategies, vintage year, geography and financing stage to diminish the impact on the Fund of any one Investment Fund's losses or poor returns. There is no guarantee that the Master Fund will be able to avoid substantial losses as a result of poor returns with regards to any Investment Funds.

Generally, the Adviser seeks to limit the Master Fund's investment in any one Investment Fund to no more than 25% of the Master Fund's gross assets (measured at the time of investment). In addition, the Fund's investment in any one Investment Fund generally is limited to no more than 25% of the Investment Fund's economic interests (measured at the time of investment) and less than 5% of the Investment Fund's voting securities. Where only voting securities are available for purchase by the Fund, in all, or substantially all, instances, the Fund will seek to create by contract the same result as owning a non-voting security by entering into a contract, typically before the initial purchase, to relinquish the right to vote in respect of its investment.

The Fund and the Master Fund have no obligation, and does not currently intend, to enter into any hedging transactions.

There can be no assurance that the Fund's investment program will be successful, that the objectives of the Master Fund with respect to liquidity management will be achieved or that the Master Fund's portfolio design and risk management strategies will be successful. Prospective investors should refer to the discussion of the risks associated with the investment strategy and structure of the Fund found under "Types of Investments and Related Risk Factors."

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISK FACTORS

General Risks

Investment Risk. All investments risk the loss of capital. The value of the Fund's total net assets should be expected to fluctuate. To the extent that the Fund's portfolio (which, for this purpose, means the aggregate investments held by the Master Fund) is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund's use of leverage is likely to cause the Fund's average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Investor's entire investment may be lost. No assurance can be given that the Master Fund's and Fund's investment objective will be achieved. The Fund's performance depends upon the Adviser's selection of Investment Funds, the allocation of offering proceeds thereto and the performance of the Investment Funds. The Investment Funds' investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, pandemics, hurricanes or floods and other factors which are beyond the control of the Master Fund, the Fund or the Investment Funds. Although the Adviser will attempt to moderate these risks, no assurance can be given that: (i) the Investment Funds' investment programs, strategies, decisions and activities will be successful; (ii) the Investment Funds will achieve their return expectations; (iii) the Investment Funds will achieve any return of capital invested; (iv) the Fund's investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund.

The Investment Funds are not registered as investment companies under the 1940 Act. The Fund, as an investor in these Investment Funds, does not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies.

All investments made by the Investment Funds risk the loss of capital. The Investment Funds' results may vary substantially over time.

Concentration in Carlyle Funds. The Fund invests through the Master Fund predominantly in Investment Funds, co-investments and direct investments sponsored by or affiliated with Carlyle, and, therefore, may be less diversified, and more subject to concentration and reputational risk, than other funds of private equity funds. As the Fund's investment adviser, the Adviser has broad discretion to select the Investment Funds as opportunities arise.

Market Risk. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Master Fund's investments in Investment Funds and the Master Fund's underlying investments, which may become more difficult to value. In addition, turbulence and reduced liquidity in financial markets may negatively affect Investment Fund Managers, Investment Funds and issuers, which could adversely affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or market may adversely impact issuers in a different country, region or market. Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund's investments. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and the aggressive measures taken in response by governments and businesses; geopolitical risks such as those arising from Russia's invasion of Ukraine, the Israel-Hamas war and other geopolitical conflicts; and economic consequences occasioned by fiscal tightening, widespread inflation and attempts to contain it, and possible recession in various countries. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. (Fitch) downgraded its U.S. debt rating from the highest AAA rating to AA+, citing "a high and growing general government debt burden, and the erosion of governance relative to 'AA' and 'AAA' rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions." The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

Unspecified Investments; Dependence on the Adviser. As the Fund's investment adviser, the Adviser has broad discretion to select the Investment Funds as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Adviser to identify and implement investments for the Master Fund ("Master Fund Investments") consistent with the Fund's investment objective. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Master Fund Investments. Through the Fund's interest in the Master Fund, the Fund's assets are indirectly invested in the Master Fund Investments. The Adviser has the authority and responsibility for asset allocation, the selection of Master Fund Investments and all other investment decisions for the Master Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund and the Master Fund. Investors will have no right or power to participate in the management or control of the Fund, the Master Fund or the Master Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to a multi-strategy investment program and not an indirect way for investors to gain access to any particular Carlyle Investment Fund.

Master-Feeder Structure. The Fund and the Master Fund are part of a "master-feeder" structure. The Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Fund. In addition, because the Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in the Fund. Substantial repurchase requests by Investors of the Master Fund in a concentrated period of time could require the Master Fund to raise cash by liquidating certain of its Investments more rapidly than might otherwise be desirable. This may limit the ability of the Adviser to successfully implement the investment program of the Master Fund and could have a material adverse impact on the Fund. Moreover, regardless of the time period over which substantial repurchase requests are fulfilled, the resulting reduction in the Master Fund's asset base could make it more difficult for the Master Fund to generate profits or recover losses. Investors will not receive notification of such repurchase requests and, therefore, may not have the opportunity to redeem their Units prior to or at the same time as the Investors of the Master Fund that are requesting to have their Master Fund Interests repurchased. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Adviser or an affiliate thereof, request to have their Master Fund Interests repurchased, this may reduce the amount of the Fund's Master Fund Interests that may be repurchased by the Master Fund and, therefore, the amount of Units that may be repurchased by the Fund. See "Repurchases of Units and Transfers."

Limitations on Transfer; Units Not Listed; No Market for Class A Units or Class I Units. The transferability of Units is subject to certain restrictions contained in the LLC Agreement, as amended or supplemented and restated, from time to time, and is affected by restrictions imposed under applicable securities laws. Units are not traded on any securities exchange or other market. No market currently exists for Class A or Class I Units, and it is not anticipated that a market will develop. Although the Adviser and the Fund expect to recommend to the Board of Directors that the Fund offer to repurchase 5% of the net assets of the Fund quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Units and Class I Units should only be acquired by Investors able to commit their funds for an indefinite period of time.

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any national securities exchange or other securities exchange and are subject to substantial restrictions on transfer. Although the Fund may offer to repurchase Units from time to time, an Investor may not be able to redeem its Units in the Fund for a substantial period of time.

Repurchase Risks. To provide liquidity to Investors, the Fund, from time to time, may offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board of Directors, in its sole discretion. The Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Master Fund's repurchase offers. With respect to any future repurchase offer, Investors tendering for Units for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which will generally be approximately 60 days prior to the date that the Units to be repurchased are valued by the Fund (the "Valuation Date"). Investors that elect to tender any Units for repurchase will not know the price at which such Units will be repurchased until the Fund's net asset value as of the Valuation Date is able to be determined. The Fund does not expect to conduct a repurchase offer of Units unless the Master Fund contemporaneously conducts a repurchase offer of its units.

A 2% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an Investor at any time prior to the day immediately preceding the one-year anniversary of the Investor's purchase of Units. Such repurchase fee will be retained by the Fund and will benefit the Fund's remaining investors. Units tendered for repurchase will be treated as having been repurchased on a "first in-first out" basis. An early repurchase fee payable by an Investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

The Master Fund may be limited in its ability to liquidate its holdings in Investment Funds to meet repurchase requests. Repurchase offers principally will be funded by cash, cash equivalents or borrowings, as well as by the sale of certain liquid securities. Accordingly, the Fund may tender for fewer Units than Investors may wish to sell, resulting in the proration of Investor repurchases, or the Fund may need to suspend or postpone repurchase offers if it (or the Master Fund) is required to dispose of interests in Investment Funds and is not able to do so in a timely manner. See "Repurchases of Units and Transfers."

Substantial requests for the Fund to repurchase Units could require the Master Fund to liquidate certain of its Investments more rapidly than otherwise desirable for the purpose of raising cash to fund the repurchases. This could have a material adverse effect on the value of the Units. In addition, substantial repurchases of Units may decrease the Fund's total assets and accordingly may increase its expenses as a percentage of average net assets. If a repurchase offer is oversubscribed by Investors who tender Units, the Fund may repurchase a pro rata portion of the Units tendered.

Distributions In-Kind. There can be no assurance that the Fund will have sufficient cash to pay for Units that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Units. The Fund has the right to distribute securities as payment for repurchased Units in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Master Fund may receive distributions in-kind from an Investment Fund of securities that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Master Fund, which may include a distribution in-kind to the Master Fund's Investors followed, in turn, by a distribution in-kind to the Fund's Investors. In the event that the Fund makes such a distribution of securities, Investors will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities. Alternatively, the Adviser may determine to sell these illiquid securities in the secondary market; however, the Adviser may not be successful in its attempts to do so.

The Fund may receive distributions in-kind that the Adviser determines to hold if deemed in the best interest of the Fund Investors. In addition, the Adviser may, from time to time, elect to have the Fund receive a distribution in-kind instead of cash from an Investment Fund and to hold such securities until the Adviser deems that a sale would be in the best interests of the Fund. Such securities will remain subject to market risk until sold.

Borrowing. The Fund and the Master Fund may borrow money in connection with their investment activities—i.e., the Fund and the Master Fund are permitted to utilize leverage. The Fund and the Master Fund also may borrow money to satisfy repurchase requests from Fund Investors, to fund capital commitments to Investment Funds and to otherwise provide liquidity. Specifically, the Master Fund is authorized to borrow money under the Credit Agreement for investment purposes and in connection with repurchases of, or tenders for, the Master Fund's Units. Additionally, the Master Fund may borrow money to manage timing issues in connection with the acquisition of its investments, such as providing the Master Fund with liquidity to fund investments in Investment Funds in advance of the Master Fund's receipt of distributions from another Investment Fund. The Fund and the Master Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender may terminate or not renew any credit facility. If the Master Fund is unable to access additional credit, it may be forced to sell investments in Investment Funds at inopportune times, which may further depress returns. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that the value of the Master Fund's or Fund's total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.

Legal and Regulatory Risks. Legal and regulatory changes that could occur during the term of the Fund may substantially affect private equity funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Greater regulatory scrutiny may increase the Fund's and the Adviser's exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens and costs on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments established financial oversight standards and resulted in significant revisions to the U.S. financial regulatory framework and the operation of financial institutions. The Dodd-Frank Act includes provisions regarding, among other things, the comprehensive regulation of the over-the-counter derivatives market, the identification, monitoring and regulation of systemic risks to financial markets and the regulation of proprietary trading and investment activity of banking institutions. The continued implementation of the Dodd-Frank Act and other similar and follow-on regulations could affect, among other things, financial consumer protection, proprietary trading, registration of investment advisers and the trading and use of derivative instruments and, therefore, could adversely affect the Fund and the Investment Funds. There can be no assurance that such regulation will not have a material adverse effect on the Fund and the Investment Funds, increase transaction, operations, legal and/or regulatory compliance costs, significantly reduce the profitability of the Fund or impair the ability of the Fund and the Investment Funds to achieve their investment objectives.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, fiscal, tax, healthcare, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, foreign exchange rates, trade volumes, trade wars and fiscal and monetary policy. To the extent the U.S. Congress or Biden administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Substantial Fees and Expenses. An Investor in the Fund meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Investment Funds. In addition, by investing in the Investment Funds through the Fund, an Investor in the Fund will bear a portion of the Management Fee and other expenses of the Fund and the Master Fund. An Investor in the Fund will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a "fund of funds," the Fund will bear a third layer of fees. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Master Fund, even if the Master Fund's overall returns are negative. The operating expenses of an Investment Fund may include, but are not limited to, organizational and offering expenses; the cost of investments, including broker-dealer expenses; administrative, legal and internal and external accounting fees; research and other diligence-related expenses; and extraordinary or non-recurring expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.

Investments in Non-Voting Stock; Inability to Vote. The Master Fund intends to hold its interests in the Investment Funds in non-voting form in order to avoid becoming (i) an "affiliated person" of any Investment Fund within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities are available for purchase, the Master Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish the right to vote in respect of its investment. The Master Fund may irrevocably waive its rights (if any) to vote its interest in an Investment Fund. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Master Fund contractually foregoes the right to vote Investment Fund securities, the Master Fund will not be able to vote on matters that may be adverse to the Master Fund's and the Fund's interests. As a result, the Master Fund's influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its Investors; however, the Adviser from time to time may serve on Advisory Committees of Investment Funds. The waiver arrangement should benefit the Master Fund, as it will enable the Master Fund to acquire more interests of an Investment Fund that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an "affiliate" of the Investment Fund within the meaning of the 1940 Act.

Non-Diversified Status. Each of the Fund and the Master Fund are "non-diversified" investment companies for purposes of the 1940 Act, which means neither is subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund's net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Fund generally will not, however, invest more than 25% of its gross assets (measured at the time of purchase) in any one Investment Fund.

Dilution from Subsequent Offering of Units and Master Fund Interests. The Fund may accept additional subscriptions for Units as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Investors in the Investment Funds prior to such purchases, which could have an adverse impact on the existing Investors' interests in the Fund if subsequent Investment Funds underperform the prior Investments. In addition, the Master Fund generally accepts additional investments in Master Fund interests as determined by the Master Fund Board, in its sole discretion. Such additional investments in the Master Fund may dilute the indirect interests of existing Investors of the Master Fund, including the Fund, in the Investment Funds made prior to such purchases, which could have an adverse impact on the Master Fund interests of the existing Investors of the Master Fund, including the Fund, if subsequent Investment Funds underperform the prior Investments.

Valuations Subject to Adjustment. The valuations reported by the Investment Funds based upon which the Master Fund determines its month-end net asset value and the net asset value of each Master Fund Interest, including the Fund's Master Fund Interest, may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Master Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Units repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in "Repurchases of Units and Transfers." As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Master Fund's net asset value, and therefore the Fund's net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Investors who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Investors who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units. New Investors may be affected in a similar way.

Available Information. Subject to certain conditions and limitations, Carlyle has agreed to provide the Adviser and the Fund with certain information about the Carlyle Investment Funds of the type and scope (and with the same frequency) customarily provided to Carlyle's larger institutional investors. Investment Funds that are sponsored by or affiliated with other asset management firms may not provide the Adviser or the Fund with similar information.

Non-Carlyle Investment Risks. Other than amounts invested or committed in connection with the Carlyle Focus, the Master Fund may invest its assets in investments that are not sponsored by Carlyle. Non-Carlyle Investment Fund Managers may not provide the same level of transparency in respect to ongoing monitoring, may have different or more limited valuation protocols, may have more limited research personnel and infrastructure and may report on a less timely basis than Carlyle Investment Funds.

Reporting Requirements. Investors who beneficially own Units that constitute more than 5% or 10% of the Fund's Units are subject to certain requirements under the Exchange Act, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.

Limited Operating History of Master Fund Investments. In some cases, Investment Funds may be newly organized with limited operating histories, and the information the Master Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Investment Funds will be limited. Moreover, even to the extent an Investment Fund has a longer operating history, the past investment performance of any of the Master Fund Investments should not be construed as an indication of the future results of such investments, the Master Fund or the Fund, particularly as the investment professionals responsible for the performance of such Investment Funds may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the Investment Fund that is not, and cannot be, independently verified.

Nature of Portfolio Companies. The Investment Funds will include direct and indirect investments in various companies, ventures and businesses ("Portfolio Companies"). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Master Fund investments also may include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Private Equity Investments. Private equity is a common term for investments that typically are made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.

Venture Capital. An Investment Fund may invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Debt Investments. Investment Funds may invest in debt securities and obligations. Such investments, by the nature of their issuers' leveraged capital structures, will involve a high degree of financial risk. Debt securities may be unsecured and/or subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured. In addition, these securities may not be protected by financial covenants or limitations upon additional indebtedness, and may have limited liquidity. Debt securities are also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a "fraudulent conveyance," (ii) so-called "lender liability" claims by the issuer of the obligations and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. A debt security or obligation also may be subject to prepayment or redemption at the option of the issuer. In addition, debt investments may be issued in connection with leveraged acquisitions or recapitalizations, in which the issuer incurs a substantially higher amount of indebtedness than the level at which it had previously operated.

Private Credit. Private credit strategies involve a variety of debt investing, which is subject to a high degree of financial risk. Private credit investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose significant credit risks (i.e., the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return) that result in issuer default.

Mezzanine Loans. An Investment Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower's capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans typically are detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a "put" feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments typically are seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

First and Second Lien Senior Secured Loans. Investment Funds may invest in a first or second lien financing where different lenders have liens on the same collateral. Pursuant to an intercreditor agreement, the two lender groups agree that the first lien lenders have a senior priority lien and therefore recover first on the value of the collateral. There may be little or no collateral for the second lien holders.

Subordinated Debt. Investment Funds may invest in a subordinated debt financing where there are two separate groups of lenders. The junior lenders contractually subordinate their loans and agree not to receive payment on their loans until the senior debt is repaid. There may be little or no collateral left for the subordinated debt holders after the senior debt is paid.

Unitranche Debt. Investment Funds may invest in unitranche financing. This is a unique debt structure that involves a single layer of senior secured debt, without a separate subordinated debt financing. Unitranche financing combines multiple debt tranches into a single financing. Unlike the traditional senior/subordinated debt structures, a unitranche financing has a single credit agreement and security agreement, signed by all of the lenders and the borrower. In a classic unitranche structure, the single credit agreement provides for a single tranche of term loans with the borrower paying a single interest rate to all lenders. The interest rate is a "blended" rate which is often higher than, or about the same as, the interest rate of traditional senior debt, but lower than the interest rate for traditional second lien or subordinated debt. All lenders benefit from the same covenants and defaults and the voting provisions are similar to a non-unitranche credit agreement. Separate from the credit agreement, unitranche lenders agree among themselves to create "first out" and "last out" tranches (also known as "first out" and "second out" tranches) through an agreement typically known as an Agreement Among Lenders (AAL). The sizing of the first out and last out tranches changes by deal and is dependent on the attractiveness of the blended pricing that can be achieved and the lenders interested in any given deal at the proposed pricing and terms. Unitranche structures are growing more complicated and some provide for multiple tranches of term loans and a revolving loan facility, and even multiple, separate unitranche facilities. In some unitranche deals with multiple tranches of term loans, the tranches represent the first out and last out tranches and include separate pricing for the tranches on the face of the credit agreement. Some of these multi-tranche deals also provide for voting rules by tranche on the face of the credit agreement. In a classic unitranche structure, pricing and voting arrangements among the lenders are dealt with in the AAL. The "first out" tranche may take some or all of the collateral leaving little or none for the other tranches.

Special Situations. Investment Funds that pursue special situations strategies invest in Portfolio Companies that may be in transition, out of favor, financially leveraged or otherwise troubled, and may be or have recently been involved in strategic actions, restructurings, bankruptcies, reorganizations or liquidations. These companies may be experiencing, or are expected to experience, financial difficulties that may never be overcome. While the securities of such companies are likely to be particularly risky, they may offer very attractive reward opportunities. Such companies' securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Such investments could, in certain circumstances, subject an Investment Fund to certain additional potential liabilities. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated, or disallowed, or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments by such companies to the Fund could be required to be returned if any such payment is later determined to have been a fraudulent conveyance or a preferential payment. Numerous other risks also arise in the workout and bankruptcy contexts. In addition, there is no minimum credit standard that is a prerequisite to an Investment Fund's investment in any instrument, and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade ("junk").

Defaulted Debt Securities and Other Securities of Distressed Companies. Investment Funds may invest in low grade or unrated debt securities (i.e., "high yield" or "junk" bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.

Loans to Private Companies. Investment Funds may invest in loans to private and middle market companies, which involve a number of risks:

o	these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors such as the Fund dependent on any guarantees or collateral they may have obtained;

o	these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors' actions and market conditions, as well as general economic downturns;

o	there may not be much information publicly available about these companies, and such information may not be reliable; and

o	these companies are more likely to depend on the leadership and management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies' ability to meet their obligations.

Real Estate Investments. The Master Fund may be exposed to real estate risk through its allocation to Investment Funds with real estate-related investments. Instability in the credit markets may adversely affect the price at which real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Such developments could, in turn, reduce returns from real estate funds or reduce the number of real estate funds brought to market during the investment period, thereby reducing the Master Fund's investment opportunities.

Real estate funds are subject to risks associated with the ownership of real estate, including terrorist attacks, war or other acts that destroy real property. Some real estate funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate funds also may be affected by tax and regulatory requirements impacting the real estate fund's ability to qualify for preferential tax treatments or exemptions.

General Risks of Secondary Investments. The overall performance of the Master Fund's secondary investments will depend in large part on the availability of secondary investments, and on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Investors exiting an Investment Fund through a secondary transaction may possess superior knowledge regarding their investment, the value thereof and the portfolio companies invested in by the Investment Fund. Accordingly, secondary investments may expose the Fund to contingent liabilities, counterparty risks, reputational risks and execution risks. Certain secondary investments may be purchased as a portfolio, and in such cases the Master Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. The market for secondary investments is competitive and may be limited, and the strategies and Investment Funds to which the Master Fund wishes to allocate assets may not be available for secondary investment at any given time. The absence of a recognized "market" price means that the Master Fund cannot be assured that it is realizing the most favorable price in connection with trades in secondaries. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund will generally not have the ability to modify or amend such Investment Fund's constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. The Master Fund also may be more limited in its ability to perform due diligence on secondary investments. Secondary investments may be heavily negotiated and, therefore, the Master Fund may incur additional legal and transaction costs in connection therewith. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. Secondary investments may be structured as a single purchase through a holding company similar to a fund of funds and may include on-going administrative fees. In these circumstances, the Fund will need to rely on the administrator for information regarding the underlying investments, including receipt of reports and certain valuation activities. Additionally, these types of investments may be structured so that the holding company assumes a debt obligation to the seller of the secondary interest, a deferred payment obligation to the seller of the secondary interest or other indebtedness related to the investment. In such a structure, the holding company may be considered to be utilizing leverage, although generally there would not be recourse to the Master Fund.

Contingent Liabilities Associated with Secondary Investments. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Master Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Master Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Master Fund would have such right or prevail in any such claim.

Risks Relating to Secondary Investments Involving Syndicates. The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Master Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

General Risks of Direct Investment/Co-Investments. The Master Fund's co-investments are typically investments in an operating company held through a third party investment vehicle formed by a private equity or other institutional investor and are typically made alongside the sponsor's or institutional investor's investment. The Master Fund's direct investments in an operating company typically will be structured in parallel with a similar investment by a Carlyle Investment Fund, another Investment Fund sponsor or institutional investor, but may be made where a private equity fund sponsor or institutional buyer has previously made an investment in the privately held operating company. Such investments typically are made where private equity funds or other institutional investors are active investors, and are usually structured such that the private equity fund or other institutional investor, as the case may be, and the lead investors, if any, collectively hold a significant interest in the operating company. While the Adviser will conduct due diligence prior to the Master Fund entering into a co-investment or direct investment, the Master Fund's ability to realize an investment gain with respect to such investments generally will be reliant on the expertise of the sponsor, institutional investor and/or lead investor, if any, in the transaction, whether such investor is a Carlyle Investment Fund or another Investment Fund sponsor. To the extent that any lead investor assumes control of the management of the operating company, the Master Fund generally will be reliant not only upon the lead investor's ability to research, analyze, negotiate and monitor such investments, but also upon its ability to successfully manage and oversee the operation of the company's business. The Master Fund's ability to dispose of co-investments and direct investments is typically severely limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Master Fund to sell such investment. The market for co-investments and direct investments is competitive and may be limited, and the co-investments and direct investments to which the Master Fund wishes to allocate assets may not be available at any given time. Co-investments and direct investments may be heavily negotiated and, therefore, the Master Fund may incur additional legal and transaction costs in connection therewith.

Risks Particular to Co-Investments. Co-investments may involve special risks, including the possibility that a third-party partner or co-venturer may have financial, legal, or regulatory difficulties, resulting in a negative impact on the underlying investment, may have economic or business interests or goals that are inconsistent with those of the Master Fund or may be in a position to take (or block) action in a manner contrary to the Master Fund's investment objectives. In addition, the Master Fund, in certain circumstances, may be liable for the actions of its third-party partners or co-venturers. Further, where the Master Fund is participating in a co-investment vehicle sponsored by a third party, such third-party sponsor may permit co-investment by investors outside of the underlying co-investment vehicle, and the terms of such investment may differ significantly from those available to investors in the co-investment vehicle through which the Master Fund is participating.

Investments acquired with third parties in co-investment funds or other entities (for purposes of this section, this arrangement is referred to as a "partnership") also may involve carried interest, incentive allocation and/or other fees or compensation payable to the sponsoring manager in addition to any similar compensation payable to the general partner and/or investment manager under a partnership agreement.  Even where the partnership invests into a portfolio company on a no-fee and no-carry basis, it is common for a portfolio company to pay a range of fees to the lead equity sponsor of a transaction, including success, monitoring, consulting, investment banking and other types of fees. The partnership therefore will indirectly bear a portion of these fees, even when it is investing into a portfolio company on a no-fee and no-carry basis. If a proposed investment fails to close, there is a risk that the partnership will be required to bear a portion of the expenses incurred by the lead equity sponsor of the transaction. Such expenses might include items such as break-up fees or a portion of the out of pocket expenses incurred by the lead equity sponsor. Conversely, when a transaction does close, it is not expected that the partnership will share in any success fees paid by the portfolio company, all of which are likely to be paid to the lead equity sponsor.

The partnership will not have control over the co-investment opportunity's portfolio company, and therefore will have a limited ability to protect its position therein.  In most cases, the co-investment vehicles into which the partnership invests will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the partnership or its underlying investments is therefore subject to all of the risks and uncertainties associated with any business, including the risk that the partnership will not achieve its investment objectives and that the value of an investment could decline substantially.

Risks Particular to Continuation Funds. Rolling LPs and new investors may have conflicting investment, tax and other interests with respect to their investments in the Continuation Fund, including conflicts relating to the structuring of investment acquisitions and dispositions. Conflicts may arise in connection with decisions made by the general partner regarding follow-on investments that may be more beneficial to one limited partner than another, especially with respect to tax matters. In structuring, acquiring and disposing of investments, the Continuation Fund's general partner generally will consider the investment and tax objectives of the Continuation Fund and its partners as a whole, not the investment, tax or other objectives of any limited partner individually.

The sponsor of the Continuation Fund will have conflicts of interests in acting as both the "buyer" (i.e., the Continuation Fund) and the "seller" (i.e., the existing fund) of the transaction. Additionally, carried interest received by the Continuation Fund may create an incentive for the Continuation Fund's general partner to cause the Continuation Fund to make riskier and more speculative investment management decisions, including, without limitation, participating in riskier or more speculative follow-on investment opportunities.

Controlled Group Risks. Under ERISA, members of certain "controlled groups" of "trades or businesses" may be jointly and severally liable for contributions required under any member's tax-qualified defined benefit pension plan and under certain other benefit plans. Similarly, if any member's tax-qualified defined benefit pension plan were to terminate, underfunding at termination would be the joint and several responsibility of all controlled group members, including members whose employees did not participate in the terminated plan. Similarly, joint and several liability may be imposed for certain pension plan related obligations in connection with the complete or partial withdrawal by an employer from a multiemployer pension plan. Depending on a number of factors, including the level of ownership held by the Master Fund in a particular portfolio company, the Master Fund or the Fund may be considered to be a member of one more portfolio company's "controlled group" for this purpose.

BDCs. Investments in closed-end, management investment companies that elect to be treated as BDCs under the 1940 Act may be subject to a high degree of risk. To the extent the Master Fund invests in BDCs, investors will bear indirectly a proportionate share of the fees and expenses, including any performance-based or incentive fees, of the BDCs in which the Master Fund invests. BDCs typically invest in less mature private companies or thinly traded public companies with limited operating histories, which involve greater risks than more mature, well-established publicly-traded companies. A substantial portion of a BDC's portfolio typically includes securities purchased in private placements; as a result, a BDC's portfolio may carry risks similar to those of a private equity or venture capital fund. Generally, little public information exists about the companies in which a BDC may invest and, therefore, investors may not be able to conduct a fully informed and comprehensive evaluation of a BDC and its portfolio prior to investment therein.

The 1940 Act imposes certain constraints on the investment activities, organization and operations of BDCs, which could limit or negatively impact performance or hinder a BDC's ability to take advantage of certain investment opportunities. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of U.S. private companies or thinly traded public companies (i.e., public companies with a market capitalization of less than $250 million), cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less.

BDCs may be publicly-traded or non-traded. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Non-traded BDCs typically are subject to significant commissions, expenses and offering and organizational costs that reduce the value of an investor's (including the Master Fund's) investment. Shares of non-traded BDCs are illiquid. Redemption programs offered by non-traded BDCs may have significant restrictions, such as caps on the amount of shares that can be redeemed annually and limits on the amounts and sources of funds that may be used to fund redemptions, and BDCs may suspend or terminate these programs at their discretion. Investors may not be able to exit their investment without paying a substantial penalty or selling on the secondary market at a discount to net asset value.

Commitment Strategy. The Master Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Investment Funds. Pending funding of capital contributions, redemptions and tax distributions, a portion of the Master Fund's assets may consist of liquid investments, such as high quality fixed income securities, money market instruments and money market mutual funds and cash or cash equivalents, as well as yield-enhancing investments with more limited liquidity, such as CLOs or senior loan funds managed by Carlyle and others. Holding a sizeable cash position may result in lower returns for the Master Fund. However, an inadequate cash position presents other risks to the Fund and the Master Fund, including the potential inability to fund capital contributions, to pay for repurchases of Units tendered by Investors or to meet expenses generally. Moreover, if the Master Fund defaults on its commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including, potentially, the complete forfeiture of the Master Fund's investment in the Investment Fund. Any failure by the Master Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Master Fund to pursue its investment program, (ii) force the Master Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Investment Funds (including, potentially, the complete forfeiture of the Master Fund's investment in an Investment Fund), or (iv) otherwise impair the value of the Fund's investments (including reducing the Fund's net asset value).

Cash, Cash Equivalents, Investment Grade Bonds, Money Market Instruments. The Master Fund and Investment Funds may invest, including for defensive purposes, some or all of their respective assets in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser or Investment Fund Managers deem appropriate under the circumstances. In addition, the Master Fund or an Investment Fund may invest in these instruments pending allocation of its respective offering proceeds, and the Master Fund will maintain cash or cash equivalents in sufficient amounts, in the Adviser's judgment, to satisfy capital calls from Investment Funds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.

CLOs.  The Master Fund and Investment Funds may invest in CLOs. The portfolio of loans underlying CLOs, which serve as collateral therefor, may include, among others, domestic and foreign senior secured loans, senior unsecured loans, subordinate corporate loans, including debt securities that may be rated below investment grade or equivalent unrated loans ("junk"), debt tranches of other collateralized loan obligations and equity securities incidental to investments in secured loans. Investors in CLOs ultimately bear the credit risk of the underlying collateral. The cash flows generated by CLOs are split into two or more portions, called tranches, which vary in maturity, yield and credit risk characteristics, and often are categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The equity tranche, therefore, carries the most risk, as it bears the bulk of defaults from the bonds or loans and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, however, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. Ultimately, the risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Master Fund or Investment Fund invests.

In addition to the general risks associated with investing in debt securities (e.g., interest rate, credit and market risk), CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from the underlying loans will not be adequate to make interest or other payments; (ii) the quality of the underlying loans may decline in value or default; (iii) the possibility that the Master Fund may invest in CLOs that are subordinate to other classes; (iv) the complex structure of the security may not be fully appreciated at the time of investment, and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility; (v) junior debt and equity tranches are subject to a higher risk of loss than the senior debt portion as a result of the highly levered nature of CLOs; and (vi) CLOs are privately offered and sold, and investments in CLOs typically are thinly traded or have only a limited trading market.

Senior Loan Funds. Senior loan funds typically invest in performing senior secured bank loans rated below investment grade. There may be less readily available, reliable information about certain loans than is the case for many other types of securities, and the Investment Funds may be required to rely primarily on their own evaluation of a borrower's credit quality rather than on any available independent sources. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the issuer's obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the Investment Fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. Like other below investment grade securities, loans are inherently speculative. As a result, the risks associated with such loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Loans may not be considered to be "securities" for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

Registered Investment Companies. The Master Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Master Fund's investment objective and permissible under the 1940 Act. These investments may include BDCs. Under one provision of the 1940 Act, the Master Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Master Fund's total assets would be invested in securities of other registered investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Master Fund or (iii) more than 5% of the Master Fund's total assets would be invested in any one registered investment company. These restrictions are applicable to the Fund as well. Other provisions of the 1940 Act are less restrictive provided that the Master Fund or Fund is able to meet certain conditions. These limitations do not apply to the acquisition of units of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.

Small- and Medium-Capitalization Companies. Some Investment Funds may invest a portion of their assets in Portfolio Companies with small- to medium-sized market capitalizations. While such investments may provide significant potential for appreciation, they also may involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, "blue-chip" companies.

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets. Some Investment Funds may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Sector Concentration. An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, change in demand, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies also may be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. An Investment Fund may invest in Portfolio Companies in the utilities sector, thereby exposing the Investment Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies' earnings and dividends when costs are rising.

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. Periods of high volatility in the financial markets, such as that experienced in and around 2008 during the global financial crisis, can negatively affect financial services companies and cause their values to decline. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Fund.

Currency Risk. Investment Funds will make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund investments are denominated against the U.S. dollar will result in a decrease in the Master Fund's and the Fund's net asset value. The Adviser generally will not hedge the value of investments made by the Master Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Risks Relating to Accounting, Auditing and Financial Reporting, etc. Certain of the Investment Funds may be invested in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Master Fund and the Investment Funds may be incomplete, inaccurate and/or significantly delayed. The Master Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Valuation of the Master Fund's Interests in Investment Funds. The valuation of the Master Fund's interests in Investment Funds is ordinarily determined based upon valuations provided by the Investment Funds on a quarterly basis. A large percentage of the securities in which the Investment Funds invest will not have a readily ascertainable market price and will be valued by the Investment Fund. In this regard, an Investment Fund may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund's compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds' policies and procedures and systems will not change without notice to the Master Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund's Valuation Designee, and has assigned to the Adviser general responsibility for determining the value of the Fund's and Master Fund's investments. In that role, the Adviser has established a committee to oversee the valuation of the Fund's and Master Fund's investments pursuant to the Valuation Procedures. The members of the Valuation Committee may face conflicts of interest in overseeing the valuation of the Fund's and the Master Fund's investments, as the value of the Fund's and the Master Fund's investments will affect the Adviser's compensation. Moreover, neither the Valuation Committee nor the Adviser will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Investment Fund. Further, such information is provided on a quarterly basis while the Fund will provide valuations on a monthly basis. Additionally, certain Investment Funds may provide quarterly valuations significantly later than others.

An Investment Fund's information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Master Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Master Fund to sell its interests in such an Investment Fund, the Master Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Investment Fund's valuations of such interests could remain subject to such fraud or error, and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Investors should be aware that situations involving uncertainties as to the valuations by Investment Funds could have a material adverse effect on the Fund and the Master Fund if the Investment Fund Manager's, the Adviser's or the Master Fund's judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Indemnification of Investment Funds, Investment Fund Managers and Others. The Master Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Master Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund and the Master Fund could be materially adversely affected. Indemnification of sellers of secondaries often will be required as a condition to purchasing such securities.

Termination of the Master Fund's Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Master Fund's interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Master Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Master Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets.

Other Risks

Investing in the Fund involves risks other than those associated with investments made by the Investment Funds. Some of these risks are described below:

Incentive Allocation Arrangements. Each Investment Fund Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return and a clawback. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund and the Master Fund is competitive, and involves a high degree of uncertainty. Investment opportunities may be oversubscribed, and there is no guarantee that the Master Fund will receive its desired allocation in an Investment Fund. The availability of investment opportunities is subject to market conditions, and also may be affected by the prevailing regulatory or political climate. No assurance can be given that the Adviser will be able to identify and complete attractive investments, or that it will be able to invest fully its subscriptions. Other investment vehicles managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Master Fund may be seeking. The Adviser will allocate fairly between the Master Fund and such other investment vehicles any available investment opportunities that may be appropriate for the Master Fund and such other investment vehicles. Similarly, identifying attractive investment opportunities for an Investment Fund is difficult and involves a high degree of uncertainty. Even if an Investment Fund Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Investment Funds, those Investment Funds would likely incur losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund's investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.

Inside Information. From time to time, the Master Fund, the Fund or an Investment Fund or their respective affiliates may come into possession of material, non-public information concerning an entity or issuer in which the Master Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Master Fund's or the Investment Fund's ability to buy or sell securities of the issuer.

Recourse to the Fund's Assets. The Fund's assets, including any investments made by the Master Fund and any interest in the Investment Funds held by the Fund through the Master Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund's assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may repurchase, outside of the repurchase procedure described under the caption "Repurchases of Units and Transfers—Repurchases of Units," Fund Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Investor; (ii) ownership of the Units by the Investor or other person likely will cause the Fund to be in violation of, require registration of any Units under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iii) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences; (iv) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (v) the Investor is subject to special regulatory or compliance requirements, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Units; (vi) the Investor's investment balance falls below $25,000; or (vii) the Fund or the Board of Directors determines that the repurchase of the Units would be in the best interests of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.

Potential Significant Effect of the Performance of a Limited Number of Strategies. The Fund may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Fund's assets were invested more broadly among Investment Funds pursuing various investment strategies. Because the Fund predominantly makes investment allocations to Carlyle Investment Funds, the performance of the Fund may be significantly affected by changes in the resources, financial condition and reputation of Carlyle, and the Fund and the Master Fund may be less diversified, and subject to greater concentration risk, than other funds of private equity funds.

Sub-Placement Agent Risk. It is expected that Investors will invest in the Fund pursuant to pre-existing relationships with Sub-Placement Agents. When a limited number of Sub-Placement Agents represent a large percentage of Investors, actions recommended by Sub-Placement Agents may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single Sub-Placement Agent may vote as a block, if so recommended by the Sub-Placement Agent.

Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund has elected to be treated and intends to operate in a manner so as to continuously qualify, as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. See "Certain U.S. Federal Income Tax Considerations – Taxation as a Regulated Investment Company." If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distributions to Investors, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Investors.

Each of the aforementioned ongoing requirements for qualification as a RIC requires that the Adviser obtain information from or about the Investment Funds in which the Master Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund's income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Investment Funds in which the Fund can invest or the amount that may be invested in certain Investment Funds. Furthermore, although the Fund expects to receive information from each Investment Fund Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. Carlyle has agreed to use reasonable efforts to provide such information to the Fund.

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirements of RIC qualification, the Fund may seek to take certain actions to avert such a failure. The Master Fund may try to acquire additional interests in Investment Funds to bring the Fund into compliance with such diversification tests. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult for the Master Fund to pursue because of the limited liquidity of its interests in the Investment Funds. While relevant tax provisions afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Master Fund's ability to effect a sale of an Investment Fund may limit utilization of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions. However, the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. If the Fund fails to qualify as a RIC, the Fund would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to Investors generally would be treated as corporate dividends. See "Certain U.S. Federal Income Tax Considerations – Failure to Qualify as a Regulated Investment Company." In addition, the Fund is required each December to make certain "excise tax" calculations based on income and gain information that must be obtained from the underlying Investment Funds. If the Fund does not receive sufficient information from the Investment Funds, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income. The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of the Fund's current and accumulated earnings and profits for the relevant period (i.e., a return of capital). See "Distribution Policy; Dividends", "Certain U.S. Federal Income Tax Considerations – Taxation as a Regulated Investment Company" and "Certain U.S. Federal Income Tax Considerations—Taxation of U.S. Investors" for more information regarding the treatment of returns of capital.

In addition, the Fund may directly or indirectly invest in Investment Funds or Portfolio Companies located outside the United States. Such Investment Funds and Portfolio Companies may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. federal income tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments (including those described under the caption "Certain U.S. Federal Income Tax Considerations—Taxation of Non-U.S. Investors") and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as "controlled foreign corporations" or "passive foreign investment companies" (see "Certain U.S. Federal Income Tax Considerations—Passive Foreign Investment Companies").

The Fund (through the Master Fund) may invest in certain Investment Funds through a wholly-owned domestic entity that is taxable as a corporation for U.S. federal income tax purposes, particularly in cases where doing so would facilitate compliance with the RIC gross income test in relation to the income earned in respect of those Investment Funds. While using such corporate structure may expand the category of assets to which the Fund can gain investment exposure, the returns earned through such structure will be reduced on account of U.S. federal income taxes payable by the applicable corporate entity in respect of its net income.

Changes in Tax Laws Governing IRAs. A change in the current tax laws under the Code or other applicable tax rules governing IRAs and their investments (including, without limitation, Code provisions governing the maximum contributions that may be made to IRAs, the types of investments that IRAs may hold, the maximum amount that may be invested in IRAs and/or the annual minimum required distributions that an IRA must make) could result in adverse consequences for IRA investors (and their owners and beneficiaries). These changes could include, for example, a prohibition on IRA investors holding investments such as the Fund (i.e., investments that require representations that the IRA investor has a specified minimum amount of income or assets) and a limitation on the aggregate investments that an IRA may hold, which could cause an IRA to lose its tax-exempt status if it is unable to divest from the necessary investments to satisfy any such rules and/or be exposed to penalties for failure to comply with such rules. A Unit generally is non-transferable and may not be transferred or otherwise disposed of except as permitted under and in accordance with the LLC Agreement, and that there can be no assurance that the IRA will be able to timely transfer or otherwise dispose of Units in the event of any changes in the law to avoid adverse consequences (and that neither the Fund nor the Adviser is under any obligation, whether express or implied, to assist or otherwise accommodate such transfer or disposition or mitigate any adverse consequences to the IRA investor or its owners or beneficiaries).

Cybersecurity Risk. The Fund, the Master Fund and their service providers, as well as the Investment Funds and their service providers, are susceptible to operational and information security and related risks of cybersecurity incidents. In general, cyber-incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, Administrator, Placement Agent, Sub-Placement Agents, the Fund's custodian or other service providers have the ability to cause: (i) disruptions and impact business operations, potentially resulting in financial losses; (ii) interference with the Fund's and the Master Fund's ability to calculate its net asset value; (iii) impediments to the Master Fund's trading activities; (iv) the inability of Investors to transact business with the Fund; (v) violations of applicable privacy, data security or other laws; (vi) regulatory fines and penalties; (vii) reputational damage; (viii) reimbursement or other compensation or remediation costs; (ix) legal fees; or (x) additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting underlying Investment Funds, counterparties with which the Master Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed that are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management system or business continuity plan, including the possibility that certain risks have not been identified.

The success of an Investment Fund's activities typically will depend on the ability of its Investment Fund Manager to identify investment opportunities, enhance Portfolio Company value and see when target improvements/value is reached. The Fund should be considered a speculative investment, and a prospective Investor should invest in the Fund only if it can sustain a complete loss of its investment.

The above discussions of the various risks associated with the Fund and the Units are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective Investors should read this entire Confidential Memorandum and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund and the Master Fund's investment program changes or develops over time, or market conditions change or develop, an investment in the Fund may be subject to risk factors not described in this Confidential Memorandum.

No guarantee or representation is made that the investment program of the Fund, the Master Fund or any Investment Fund will be successful, that the various Investment Funds selected will produce positive returns or that the Fund and the Master Fund will achieve their investment objective.

Investment Restrictions

The Fund's stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund are listed below. The Master Fund has identical fundamental policies. For the purposes of this Confidential Memorandum, "majority of the outstanding voting securities of the Fund" means the vote, at an annual or special meeting of Investors, duly called, (a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less. The Fund may not:

●	Borrow money, except to the extent permitted by the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets, including the value of the assets purchased with the proceeds of its indebtedness).

●	Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act (which currently limits the issuance of a class of senior securities that is indebtedness to no more than 33-1/3% of the value of the Fund's total assets or, if the class of senior security is stock, to no more than 50% of the value of the Fund's total assets).

●	Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act in connection with the disposition of its portfolio securities.

●

Make loans, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies or as otherwise permitted under the 1940 Act.

●	Purchase, hold or deal in real estate, except that it may invest in securities or other instruments that are secured by real estate, or securities of companies that invest or deal in real estate or interests in real estate or are engaged in a real estate business.

●	Invest in commodities or commodity contracts, except that it may purchase and sell foreign currency, options, futures and forward contracts, including those related to indexes, and options on indexes and may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

●	Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except that U.S. Government securities may be purchased without limitation.

With respect to these investment restrictions and other policies described in this Confidential Memorandum, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

The Fund's investment objective is fundamental and may not be changed without the vote of a majority of the outstanding Units.

No Public Trading [Text Block]	No public market for Units exists, and it is not anticipated that a market will develop.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of units

General

The Fund is a limited liability company organized under the laws of the state of Delaware. The Fund is authorized to issue an unlimited number of Units, which, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. Each dollar of net asset value of a Unit has one vote at all meetings of Investors. Each Investor will have the right to cast a number of votes based on the net asset value of such Investor's Units at any meeting of Investors called by the Board or Investors holding at least one-third of the total number of votes eligible to be cast by all Investors. On each matter submitted to a vote of Investors, unless the Board of Directors determines otherwise, all Units of all classes shall vote as a single class, except if a separate vote of any class is required by the 1940 Act or other applicable law or attributes applicable to a particular class, or if a matter affects only the interests of a particular class. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund's business, and may not act for or bind the Fund.

Except as otherwise disclosed above, all Units are equal as to dividends, assets and voting privileges and have no preemptive or other subscription rights or exchange privileges. Under certain circumstances, Units may be converted from one class of Units to another class of Units. The net asset value of the Units of the class received upon any such conversion will equal the net asset value of the converted Units on the date of the conversion. Investors are not liable for further calls or assessments. The Fund will send periodic reports (including financial statements) to all Investors. The Fund does not intend to hold annual meetings of Investors. Investors are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Units are not available in certificated form. With very limited exceptions, Units are not transferable and liquidity will be provided principally through limited repurchase offers. See "Types of Investments and Related Risk Factors—General Risks—Limitations on Transfer; Units Not Listed; No Market for Class A Units or Class I Units."

In general, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the outstanding Units. Any change in the Fund's fundamental policies also may be authorized by the vote of (a) 67% or more of the voting securities present at an Investors' meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund, whichever is less.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of each class of Units of the Fund, Investors are entitled to share ratably in all the remaining assets of the Fund, proportionately in accordance with the net asset value of the Investor's Units of the Fund.

distribution policy; dividends

The Fund expects that dividends will be paid annually on the Units in amounts representing substantially all of the net investment income, if any, earned each year. Payments on the Units may vary in amount depending on investment income received and expenses of operation; however, in order to continue to qualify as a RIC, substantially all of any taxable net capital gain realized by the Fund on investments will be distributed to Investors at least annually. In addition, depending upon the performance of the Master Fund's investments, the related growth of the Fund's net assets, and the availability of attractive investment opportunities, the Fund, from time to time, may make a distribution that constitutes a return of capital for U.S. federal income tax purposes. An Investor's return of capital will not be subject to U.S. federal income taxation at the time of its payment up to the amount of the Investor's adjusted basis. It will, however, reduce the adjusted tax basis of an Investor's Units.

The net asset value of each Unit that an Investor owns will be reduced by the amount of the distributions or dividends that the Investor receives in respect of Units.

An Investor's dividends and capital gain distributions will be automatically reinvested if the Investor does not instruct the Administrator otherwise. An Investor who elects not to reinvest will receive both dividends and capital gain distributions in cash. The Fund may limit the extent to which any distributions that are returns of capital may be reinvested in the Fund.

Units will be issued at their net asset value on the ex-dividend date; there is no sales charge or other charge for reinvestment. Investors may elect initially not to reinvest by indicating that choice on the Investor Application. Investors are free to change their election at any time by contacting the Administrator. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution.

The Fund reserves the right to suspend at any time the ability of Investors to reinvest distributions and to require Investors to receive all distributions in cash, or to limit the maximum amount that may be reinvested, either as a dollar amount or as a percentage of distributions. The Fund may determine to do so if, for example, the amount being reinvested by Investors exceeds the available investment opportunities that the Adviser considers suitable for the Fund.

Security Dividends [Text Block]

distribution policy; dividends

The Fund expects that dividends will be paid annually on the Units in amounts representing substantially all of the net investment income, if any, earned each year. Payments on the Units may vary in amount depending on investment income received and expenses of operation; however, in order to continue to qualify as a RIC, substantially all of any taxable net capital gain realized by the Fund on investments will be distributed to Investors at least annually. In addition, depending upon the performance of the Master Fund's investments, the related growth of the Fund's net assets, and the availability of attractive investment opportunities, the Fund, from time to time, may make a distribution that constitutes a return of capital for U.S. federal income tax purposes. An Investor's return of capital will not be subject to U.S. federal income taxation at the time of its payment up to the amount of the Investor's adjusted basis. It will, however, reduce the adjusted tax basis of an Investor's Units.

The net asset value of each Unit that an Investor owns will be reduced by the amount of the distributions or dividends that the Investor receives in respect of Units.

An Investor's dividends and capital gain distributions will be automatically reinvested if the Investor does not instruct the Administrator otherwise. An Investor who elects not to reinvest will receive both dividends and capital gain distributions in cash. The Fund may limit the extent to which any distributions that are returns of capital may be reinvested in the Fund.

Units will be issued at their net asset value on the ex-dividend date; there is no sales charge or other charge for reinvestment. Investors may elect initially not to reinvest by indicating that choice on the Investor Application. Investors are free to change their election at any time by contacting the Administrator. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution.

The Fund reserves the right to suspend at any time the ability of Investors to reinvest distributions and to require Investors to receive all distributions in cash, or to limit the maximum amount that may be reinvested, either as a dollar amount or as a percentage of distributions. The Fund may determine to do so if, for example, the amount being reinvested by Investors exceeds the available investment opportunities that the Adviser considers suitable for the Fund.

Security Voting Rights [Text Block]	Each dollar of net asset value of a Unit has one vote at all meetings of Investors. Each Investor will have the right to cast a number of votes based on the net asset value of such Investor's Units at any meeting of Investors called by the Board or Investors holding at least one-third of the total number of votes eligible to be cast by all Investors. On each matter submitted to a vote of Investors, unless the Board of Directors determines otherwise, all Units of all classes shall vote as a single class, except if a separate vote of any class is required by the 1940 Act or other applicable law or attributes applicable to a particular class, or if a matter affects only the interests of a particular class.

In general, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the outstanding Units. Any change in the Fund's fundamental policies also may be authorized by the vote of (a) 67% or more of the voting securities present at an Investors' meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund, whichever is less.

Security Liquidation Rights [Text Block]

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of each class of Units of the Fund, Investors are entitled to share ratably in all the remaining assets of the Fund, proportionately in accordance with the net asset value of the Investor's Units of the Fund.

Security Preemptive and Other Rights [Text Block]	Except as otherwise disclosed above, all Units are equal as to dividends, assets and voting privileges and have no preemptive or other subscription rights or exchange privileges.
Security Obligations of Ownership [Text Block]

Transfers of Units

Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of an Investor or (ii) with the written consent of the Adviser, which may be withheld in its sole and absolute discretion and is expected to be granted, if at all, only in limited circumstances. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transfer is exempt from registration under the 1933 Act and that the proposed transferee meets any requirements imposed by the Fund with respect to Investor eligibility and suitability, including the requirement that any Investor at the time of purchase be an Eligible Investor, and must be accompanied by a properly completed Investor Application.

Each Investor and transferee is required to pay all expenses, including attorneys' and accountants' fees, incurred by the Fund in connection with such transfer. If such a transferee does not meet the Investor eligibility requirements, the Fund reserves the right to repurchase the Units transferred.

By purchasing Units of the Fund, each Investor has agreed to indemnify and hold harmless the Fund, the Master Fund, the Directors, the Adviser, each other Investor and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such Investor in violation of these provisions or any misrepresentation made by such Investor in connection with any such transfer.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risk. All investments risk the loss of capital. The value of the Fund's total net assets should be expected to fluctuate. To the extent that the Fund's portfolio (which, for this purpose, means the aggregate investments held by the Master Fund) is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund's use of leverage is likely to cause the Fund's average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Investor's entire investment may be lost. No assurance can be given that the Master Fund's and Fund's investment objective will be achieved. The Fund's performance depends upon the Adviser's selection of Investment Funds, the allocation of offering proceeds thereto and the performance of the Investment Funds. The Investment Funds' investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, pandemics, hurricanes or floods and other factors which are beyond the control of the Master Fund, the Fund or the Investment Funds. Although the Adviser will attempt to moderate these risks, no assurance can be given that: (i) the Investment Funds' investment programs, strategies, decisions and activities will be successful; (ii) the Investment Funds will achieve their return expectations; (iii) the Investment Funds will achieve any return of capital invested; (iv) the Fund's investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund.

The Investment Funds are not registered as investment companies under the 1940 Act. The Fund, as an investor in these Investment Funds, does not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies.

All investments made by the Investment Funds risk the loss of capital. The Investment Funds' results may vary substantially over time.

Concentration In Carlyle Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration in Carlyle Funds. The Fund invests through the Master Fund predominantly in Investment Funds, co-investments and direct investments sponsored by or affiliated with Carlyle, and, therefore, may be less diversified, and more subject to concentration and reputational risk, than other funds of private equity funds. As the Fund's investment adviser, the Adviser has broad discretion to select the Investment Funds as opportunities arise.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Master Fund's investments in Investment Funds and the Master Fund's underlying investments, which may become more difficult to value. In addition, turbulence and reduced liquidity in financial markets may negatively affect Investment Fund Managers, Investment Funds and issuers, which could adversely affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or market may adversely impact issuers in a different country, region or market. Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund's investments. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and the aggressive measures taken in response by governments and businesses; geopolitical risks such as those arising from Russia's invasion of Ukraine, the Israel-Hamas war and other geopolitical conflicts; and economic consequences occasioned by fiscal tightening, widespread inflation and attempts to contain it, and possible recession in various countries. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. (Fitch) downgraded its U.S. debt rating from the highest AAA rating to AA+, citing "a high and growing general government debt burden, and the erosion of governance relative to 'AA' and 'AAA' rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions." The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

Unspecified Investments Dependence On Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unspecified Investments; Dependence on the Adviser. As the Fund's investment adviser, the Adviser has broad discretion to select the Investment Funds as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Adviser to identify and implement investments for the Master Fund ("Master Fund Investments") consistent with the Fund's investment objective. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Master Fund Investments. Through the Fund's interest in the Master Fund, the Fund's assets are indirectly invested in the Master Fund Investments. The Adviser has the authority and responsibility for asset allocation, the selection of Master Fund Investments and all other investment decisions for the Master Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund and the Master Fund. Investors will have no right or power to participate in the management or control of the Fund, the Master Fund or the Master Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to a multi-strategy investment program and not an indirect way for investors to gain access to any particular Carlyle Investment Fund.

Master Feeder Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Master-Feeder Structure. The Fund and the Master Fund are part of a "master-feeder" structure. The Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Fund. In addition, because the Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in the Fund. Substantial repurchase requests by Investors of the Master Fund in a concentrated period of time could require the Master Fund to raise cash by liquidating certain of its Investments more rapidly than might otherwise be desirable. This may limit the ability of the Adviser to successfully implement the investment program of the Master Fund and could have a material adverse impact on the Fund. Moreover, regardless of the time period over which substantial repurchase requests are fulfilled, the resulting reduction in the Master Fund's asset base could make it more difficult for the Master Fund to generate profits or recover losses. Investors will not receive notification of such repurchase requests and, therefore, may not have the opportunity to redeem their Units prior to or at the same time as the Investors of the Master Fund that are requesting to have their Master Fund Interests repurchased. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Adviser or an affiliate thereof, request to have their Master Fund Interests repurchased, this may reduce the amount of the Fund's Master Fund Interests that may be repurchased by the Master Fund and, therefore, the amount of Units that may be repurchased by the Fund. See "Repurchases of Units and Transfers."

Limitations On Transfer Units Not Listed No Market For Class A Units Or Class I Units Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transfer; Units Not Listed; No Market for Class A Units or Class I Units. The transferability of Units is subject to certain restrictions contained in the LLC Agreement, as amended or supplemented and restated, from time to time, and is affected by restrictions imposed under applicable securities laws. Units are not traded on any securities exchange or other market. No market currently exists for Class A or Class I Units, and it is not anticipated that a market will develop. Although the Adviser and the Fund expect to recommend to the Board of Directors that the Fund offer to repurchase 5% of the net assets of the Fund quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Units and Class I Units should only be acquired by Investors able to commit their funds for an indefinite period of time.

Closed End Fund Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any national securities exchange or other securities exchange and are subject to substantial restrictions on transfer. Although the Fund may offer to repurchase Units from time to time, an Investor may not be able to redeem its Units in the Fund for a substantial period of time.

Repurchase Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Risks. To provide liquidity to Investors, the Fund, from time to time, may offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board of Directors, in its sole discretion. The Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Master Fund's repurchase offers. With respect to any future repurchase offer, Investors tendering for Units for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which will generally be approximately 60 days prior to the date that the Units to be repurchased are valued by the Fund (the "Valuation Date"). Investors that elect to tender any Units for repurchase will not know the price at which such Units will be repurchased until the Fund's net asset value as of the Valuation Date is able to be determined. The Fund does not expect to conduct a repurchase offer of Units unless the Master Fund contemporaneously conducts a repurchase offer of its units.

A 2% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an Investor at any time prior to the day immediately preceding the one-year anniversary of the Investor's purchase of Units. Such repurchase fee will be retained by the Fund and will benefit the Fund's remaining investors. Units tendered for repurchase will be treated as having been repurchased on a "first in-first out" basis. An early repurchase fee payable by an Investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

The Master Fund may be limited in its ability to liquidate its holdings in Investment Funds to meet repurchase requests. Repurchase offers principally will be funded by cash, cash equivalents or borrowings, as well as by the sale of certain liquid securities. Accordingly, the Fund may tender for fewer Units than Investors may wish to sell, resulting in the proration of Investor repurchases, or the Fund may need to suspend or postpone repurchase offers if it (or the Master Fund) is required to dispose of interests in Investment Funds and is not able to do so in a timely manner. See "Repurchases of Units and Transfers."

Substantial requests for the Fund to repurchase Units could require the Master Fund to liquidate certain of its Investments more rapidly than otherwise desirable for the purpose of raising cash to fund the repurchases. This could have a material adverse effect on the value of the Units. In addition, substantial repurchases of Units may decrease the Fund's total assets and accordingly may increase its expenses as a percentage of average net assets. If a repurchase offer is oversubscribed by Investors who tender Units, the Fund may repurchase a pro rata portion of the Units tendered.

Distributions In Kind Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions In-Kind. There can be no assurance that the Fund will have sufficient cash to pay for Units that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Units. The Fund has the right to distribute securities as payment for repurchased Units in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Master Fund may receive distributions in-kind from an Investment Fund of securities that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Master Fund, which may include a distribution in-kind to the Master Fund's Investors followed, in turn, by a distribution in-kind to the Fund's Investors. In the event that the Fund makes such a distribution of securities, Investors will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities. Alternatively, the Adviser may determine to sell these illiquid securities in the secondary market; however, the Adviser may not be successful in its attempts to do so.

The Fund may receive distributions in-kind that the Adviser determines to hold if deemed in the best interest of the Fund Investors. In addition, the Adviser may, from time to time, elect to have the Fund receive a distribution in-kind instead of cash from an Investment Fund and to hold such securities until the Adviser deems that a sale would be in the best interests of the Fund. Such securities will remain subject to market risk until sold.

Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing. The Fund and the Master Fund may borrow money in connection with their investment activities—i.e., the Fund and the Master Fund are permitted to utilize leverage. The Fund and the Master Fund also may borrow money to satisfy repurchase requests from Fund Investors, to fund capital commitments to Investment Funds and to otherwise provide liquidity. Specifically, the Master Fund is authorized to borrow money under the Credit Agreement for investment purposes and in connection with repurchases of, or tenders for, the Master Fund's Units. Additionally, the Master Fund may borrow money to manage timing issues in connection with the acquisition of its investments, such as providing the Master Fund with liquidity to fund investments in Investment Funds in advance of the Master Fund's receipt of distributions from another Investment Fund. The Fund and the Master Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender may terminate or not renew any credit facility. If the Master Fund is unable to access additional credit, it may be forced to sell investments in Investment Funds at inopportune times, which may further depress returns. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that the value of the Master Fund's or Fund's total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.

Legal And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Risks. Legal and regulatory changes that could occur during the term of the Fund may substantially affect private equity funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Greater regulatory scrutiny may increase the Fund's and the Adviser's exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens and costs on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments established financial oversight standards and resulted in significant revisions to the U.S. financial regulatory framework and the operation of financial institutions. The Dodd-Frank Act includes provisions regarding, among other things, the comprehensive regulation of the over-the-counter derivatives market, the identification, monitoring and regulation of systemic risks to financial markets and the regulation of proprietary trading and investment activity of banking institutions. The continued implementation of the Dodd-Frank Act and other similar and follow-on regulations could affect, among other things, financial consumer protection, proprietary trading, registration of investment advisers and the trading and use of derivative instruments and, therefore, could adversely affect the Fund and the Investment Funds. There can be no assurance that such regulation will not have a material adverse effect on the Fund and the Investment Funds, increase transaction, operations, legal and/or regulatory compliance costs, significantly reduce the profitability of the Fund or impair the ability of the Fund and the Investment Funds to achieve their investment objectives.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, fiscal, tax, healthcare, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, foreign exchange rates, trade volumes, trade wars and fiscal and monetary policy. To the extent the U.S. Congress or Biden administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Substantial Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Fees and Expenses. An Investor in the Fund meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Investment Funds. In addition, by investing in the Investment Funds through the Fund, an Investor in the Fund will bear a portion of the Management Fee and other expenses of the Fund and the Master Fund. An Investor in the Fund will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a "fund of funds," the Fund will bear a third layer of fees. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Master Fund, even if the Master Fund's overall returns are negative. The operating expenses of an Investment Fund may include, but are not limited to, organizational and offering expenses; the cost of investments, including broker-dealer expenses; administrative, legal and internal and external accounting fees; research and other diligence-related expenses; and extraordinary or non-recurring expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.

Investments In Non Voting Stock Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Stock; Inability to Vote. The Master Fund intends to hold its interests in the Investment Funds in non-voting form in order to avoid becoming (i) an "affiliated person" of any Investment Fund within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities are available for purchase, the Master Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish the right to vote in respect of its investment. The Master Fund may irrevocably waive its rights (if any) to vote its interest in an Investment Fund. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Master Fund contractually foregoes the right to vote Investment Fund securities, the Master Fund will not be able to vote on matters that may be adverse to the Master Fund's and the Fund's interests. As a result, the Master Fund's influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its Investors; however, the Adviser from time to time may serve on Advisory Committees of Investment Funds. The waiver arrangement should benefit the Master Fund, as it will enable the Master Fund to acquire more interests of an Investment Fund that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an "affiliate" of the Investment Fund within the meaning of the 1940 Act.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. Each of the Fund and the Master Fund are "non-diversified" investment companies for purposes of the 1940 Act, which means neither is subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund's net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Fund generally will not, however, invest more than 25% of its gross assets (measured at the time of purchase) in any one Investment Fund.

Dilution From Subsequent Offering Of Units And Master Fund Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution from Subsequent Offering of Units and Master Fund Interests. The Fund may accept additional subscriptions for Units as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Investors in the Investment Funds prior to such purchases, which could have an adverse impact on the existing Investors' interests in the Fund if subsequent Investment Funds underperform the prior Investments. In addition, the Master Fund generally accepts additional investments in Master Fund interests as determined by the Master Fund Board, in its sole discretion. Such additional investments in the Master Fund may dilute the indirect interests of existing Investors of the Master Fund, including the Fund, in the Investment Funds made prior to such purchases, which could have an adverse impact on the Master Fund interests of the existing Investors of the Master Fund, including the Fund, if subsequent Investment Funds underperform the prior Investments.

Valuations Subject To Adjustment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment. The valuations reported by the Investment Funds based upon which the Master Fund determines its month-end net asset value and the net asset value of each Master Fund Interest, including the Fund's Master Fund Interest, may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Master Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Units repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in "Repurchases of Units and Transfers." As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Master Fund's net asset value, and therefore the Fund's net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Investors who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Investors who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units. New Investors may be affected in a similar way.

Available Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Available Information. Subject to certain conditions and limitations, Carlyle has agreed to provide the Adviser and the Fund with certain information about the Carlyle Investment Funds of the type and scope (and with the same frequency) customarily provided to Carlyle's larger institutional investors. Investment Funds that are sponsored by or affiliated with other asset management firms may not provide the Adviser or the Fund with similar information.

Non Carlyle Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Carlyle Investment Risks. Other than amounts invested or committed in connection with the Carlyle Focus, the Master Fund may invest its assets in investments that are not sponsored by Carlyle. Non-Carlyle Investment Fund Managers may not provide the same level of transparency in respect to ongoing monitoring, may have different or more limited valuation protocols, may have more limited research personnel and infrastructure and may report on a less timely basis than Carlyle Investment Funds.

Reporting Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements. Investors who beneficially own Units that constitute more than 5% or 10% of the Fund's Units are subject to certain requirements under the Exchange Act, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.

Limited Operating History Of Master Fund Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Master Fund Investments. In some cases, Investment Funds may be newly organized with limited operating histories, and the information the Master Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Investment Funds will be limited. Moreover, even to the extent an Investment Fund has a longer operating history, the past investment performance of any of the Master Fund Investments should not be construed as an indication of the future results of such investments, the Master Fund or the Fund, particularly as the investment professionals responsible for the performance of such Investment Funds may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the Investment Fund that is not, and cannot be, independently verified.

Nature Of Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies. The Investment Funds will include direct and indirect investments in various companies, ventures and businesses ("Portfolio Companies"). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Master Fund investments also may include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Private Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments. Private equity is a common term for investments that typically are made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.

Venture Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital. An Investment Fund may invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Debt Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Investments. Investment Funds may invest in debt securities and obligations. Such investments, by the nature of their issuers' leveraged capital structures, will involve a high degree of financial risk. Debt securities may be unsecured and/or subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured. In addition, these securities may not be protected by financial covenants or limitations upon additional indebtedness, and may have limited liquidity. Debt securities are also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a "fraudulent conveyance," (ii) so-called "lender liability" claims by the issuer of the obligations and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. A debt security or obligation also may be subject to prepayment or redemption at the option of the issuer. In addition, debt investments may be issued in connection with leveraged acquisitions or recapitalizations, in which the issuer incurs a substantially higher amount of indebtedness than the level at which it had previously operated.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Credit. Private credit strategies involve a variety of debt investing, which is subject to a high degree of financial risk. Private credit investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose significant credit risks (i.e., the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return) that result in issuer default.

Mezzanine Loans. An Investment Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower's capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans typically are detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a "put" feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments typically are seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

First and Second Lien Senior Secured Loans. Investment Funds may invest in a first or second lien financing where different lenders have liens on the same collateral. Pursuant to an intercreditor agreement, the two lender groups agree that the first lien lenders have a senior priority lien and therefore recover first on the value of the collateral. There may be little or no collateral for the second lien holders.

Subordinated Debt. Investment Funds may invest in a subordinated debt financing where there are two separate groups of lenders. The junior lenders contractually subordinate their loans and agree not to receive payment on their loans until the senior debt is repaid. There may be little or no collateral left for the subordinated debt holders after the senior debt is paid.

Unitranche Debt. Investment Funds may invest in unitranche financing. This is a unique debt structure that involves a single layer of senior secured debt, without a separate subordinated debt financing. Unitranche financing combines multiple debt tranches into a single financing. Unlike the traditional senior/subordinated debt structures, a unitranche financing has a single credit agreement and security agreement, signed by all of the lenders and the borrower. In a classic unitranche structure, the single credit agreement provides for a single tranche of term loans with the borrower paying a single interest rate to all lenders. The interest rate is a "blended" rate which is often higher than, or about the same as, the interest rate of traditional senior debt, but lower than the interest rate for traditional second lien or subordinated debt. All lenders benefit from the same covenants and defaults and the voting provisions are similar to a non-unitranche credit agreement. Separate from the credit agreement, unitranche lenders agree among themselves to create "first out" and "last out" tranches (also known as "first out" and "second out" tranches) through an agreement typically known as an Agreement Among Lenders (AAL). The sizing of the first out and last out tranches changes by deal and is dependent on the attractiveness of the blended pricing that can be achieved and the lenders interested in any given deal at the proposed pricing and terms. Unitranche structures are growing more complicated and some provide for multiple tranches of term loans and a revolving loan facility, and even multiple, separate unitranche facilities. In some unitranche deals with multiple tranches of term loans, the tranches represent the first out and last out tranches and include separate pricing for the tranches on the face of the credit agreement. Some of these multi-tranche deals also provide for voting rules by tranche on the face of the credit agreement. In a classic unitranche structure, pricing and voting arrangements among the lenders are dealt with in the AAL. The "first out" tranche may take some or all of the collateral leaving little or none for the other tranches.

Special Situations. Investment Funds that pursue special situations strategies invest in Portfolio Companies that may be in transition, out of favor, financially leveraged or otherwise troubled, and may be or have recently been involved in strategic actions, restructurings, bankruptcies, reorganizations or liquidations. These companies may be experiencing, or are expected to experience, financial difficulties that may never be overcome. While the securities of such companies are likely to be particularly risky, they may offer very attractive reward opportunities. Such companies' securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Such investments could, in certain circumstances, subject an Investment Fund to certain additional potential liabilities. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated, or disallowed, or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments by such companies to the Fund could be required to be returned if any such payment is later determined to have been a fraudulent conveyance or a preferential payment. Numerous other risks also arise in the workout and bankruptcy contexts. In addition, there is no minimum credit standard that is a prerequisite to an Investment Fund's investment in any instrument, and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade ("junk").

Defaulted Debt Securities and Other Securities of Distressed Companies. Investment Funds may invest in low grade or unrated debt securities (i.e., "high yield" or "junk" bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.

Loans To Private Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loans to Private Companies. Investment Funds may invest in loans to private and middle market companies, which involve a number of risks:

o	these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors such as the Fund dependent on any guarantees or collateral they may have obtained;

o	these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors' actions and market conditions, as well as general economic downturns;

o	there may not be much information publicly available about these companies, and such information may not be reliable; and

o	these companies are more likely to depend on the leadership and management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies' ability to meet their obligations.

Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investments. The Master Fund may be exposed to real estate risk through its allocation to Investment Funds with real estate-related investments. Instability in the credit markets may adversely affect the price at which real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also may adversely affect the broader economy, which in turn may adversely affect the real estate markets. Such developments could, in turn, reduce returns from real estate funds or reduce the number of real estate funds brought to market during the investment period, thereby reducing the Master Fund's investment opportunities.

Real estate funds are subject to risks associated with the ownership of real estate, including terrorist attacks, war or other acts that destroy real property. Some real estate funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate funds also may be affected by tax and regulatory requirements impacting the real estate fund's ability to qualify for preferential tax treatments or exemptions.

General Risks Of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Master Fund's secondary investments will depend in large part on the availability of secondary investments, and on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Investors exiting an Investment Fund through a secondary transaction may possess superior knowledge regarding their investment, the value thereof and the portfolio companies invested in by the Investment Fund. Accordingly, secondary investments may expose the Fund to contingent liabilities, counterparty risks, reputational risks and execution risks. Certain secondary investments may be purchased as a portfolio, and in such cases the Master Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. The market for secondary investments is competitive and may be limited, and the strategies and Investment Funds to which the Master Fund wishes to allocate assets may not be available for secondary investment at any given time. The absence of a recognized "market" price means that the Master Fund cannot be assured that it is realizing the most favorable price in connection with trades in secondaries. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund will generally not have the ability to modify or amend such Investment Fund's constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. The Master Fund also may be more limited in its ability to perform due diligence on secondary investments. Secondary investments may be heavily negotiated and, therefore, the Master Fund may incur additional legal and transaction costs in connection therewith. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. Secondary investments may be structured as a single purchase through a holding company similar to a fund of funds and may include on-going administrative fees. In these circumstances, the Fund will need to rely on the administrator for information regarding the underlying investments, including receipt of reports and certain valuation activities. Additionally, these types of investments may be structured so that the holding company assumes a debt obligation to the seller of the secondary interest, a deferred payment obligation to the seller of the secondary interest or other indebtedness related to the investment. In such a structure, the holding company may be considered to be utilizing leverage, although generally there would not be recourse to the Master Fund.

Contingent Liabilities Associated With Secondary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities Associated with Secondary Investments. Where the Master Fund acquires an Investment Fund interest as a secondary investment, the Master Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Master Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Master Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Master Fund would have such right or prevail in any such claim.

Risks Relating To Secondary Investments Involving Syndicates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Secondary Investments Involving Syndicates. The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Master Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

General Risks Of Direct Investment Co Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Direct Investment/Co-Investments. The Master Fund's co-investments are typically investments in an operating company held through a third party investment vehicle formed by a private equity or other institutional investor and are typically made alongside the sponsor's or institutional investor's investment. The Master Fund's direct investments in an operating company typically will be structured in parallel with a similar investment by a Carlyle Investment Fund, another Investment Fund sponsor or institutional investor, but may be made where a private equity fund sponsor or institutional buyer has previously made an investment in the privately held operating company. Such investments typically are made where private equity funds or other institutional investors are active investors, and are usually structured such that the private equity fund or other institutional investor, as the case may be, and the lead investors, if any, collectively hold a significant interest in the operating company. While the Adviser will conduct due diligence prior to the Master Fund entering into a co-investment or direct investment, the Master Fund's ability to realize an investment gain with respect to such investments generally will be reliant on the expertise of the sponsor, institutional investor and/or lead investor, if any, in the transaction, whether such investor is a Carlyle Investment Fund or another Investment Fund sponsor. To the extent that any lead investor assumes control of the management of the operating company, the Master Fund generally will be reliant not only upon the lead investor's ability to research, analyze, negotiate and monitor such investments, but also upon its ability to successfully manage and oversee the operation of the company's business. The Master Fund's ability to dispose of co-investments and direct investments is typically severely limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Master Fund to sell such investment. The market for co-investments and direct investments is competitive and may be limited, and the co-investments and direct investments to which the Master Fund wishes to allocate assets may not be available at any given time. Co-investments and direct investments may be heavily negotiated and, therefore, the Master Fund may incur additional legal and transaction costs in connection therewith.

Risks Particular To Co Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Particular to Co-Investments. Co-investments may involve special risks, including the possibility that a third-party partner or co-venturer may have financial, legal, or regulatory difficulties, resulting in a negative impact on the underlying investment, may have economic or business interests or goals that are inconsistent with those of the Master Fund or may be in a position to take (or block) action in a manner contrary to the Master Fund's investment objectives. In addition, the Master Fund, in certain circumstances, may be liable for the actions of its third-party partners or co-venturers. Further, where the Master Fund is participating in a co-investment vehicle sponsored by a third party, such third-party sponsor may permit co-investment by investors outside of the underlying co-investment vehicle, and the terms of such investment may differ significantly from those available to investors in the co-investment vehicle through which the Master Fund is participating.

Investments acquired with third parties in co-investment funds or other entities (for purposes of this section, this arrangement is referred to as a "partnership") also may involve carried interest, incentive allocation and/or other fees or compensation payable to the sponsoring manager in addition to any similar compensation payable to the general partner and/or investment manager under a partnership agreement.  Even where the partnership invests into a portfolio company on a no-fee and no-carry basis, it is common for a portfolio company to pay a range of fees to the lead equity sponsor of a transaction, including success, monitoring, consulting, investment banking and other types of fees. The partnership therefore will indirectly bear a portion of these fees, even when it is investing into a portfolio company on a no-fee and no-carry basis. If a proposed investment fails to close, there is a risk that the partnership will be required to bear a portion of the expenses incurred by the lead equity sponsor of the transaction. Such expenses might include items such as break-up fees or a portion of the out of pocket expenses incurred by the lead equity sponsor. Conversely, when a transaction does close, it is not expected that the partnership will share in any success fees paid by the portfolio company, all of which are likely to be paid to the lead equity sponsor.

The partnership will not have control over the co-investment opportunity's portfolio company, and therefore will have a limited ability to protect its position therein.  In most cases, the co-investment vehicles into which the partnership invests will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the partnership or its underlying investments is therefore subject to all of the risks and uncertainties associated with any business, including the risk that the partnership will not achieve its investment objectives and that the value of an investment could decline substantially.

Risks Particular To Continuation Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Particular to Continuation Funds. Rolling LPs and new investors may have conflicting investment, tax and other interests with respect to their investments in the Continuation Fund, including conflicts relating to the structuring of investment acquisitions and dispositions. Conflicts may arise in connection with decisions made by the general partner regarding follow-on investments that may be more beneficial to one limited partner than another, especially with respect to tax matters. In structuring, acquiring and disposing of investments, the Continuation Fund's general partner generally will consider the investment and tax objectives of the Continuation Fund and its partners as a whole, not the investment, tax or other objectives of any limited partner individually.

The sponsor of the Continuation Fund will have conflicts of interests in acting as both the "buyer" (i.e., the Continuation Fund) and the "seller" (i.e., the existing fund) of the transaction. Additionally, carried interest received by the Continuation Fund may create an incentive for the Continuation Fund's general partner to cause the Continuation Fund to make riskier and more speculative investment management decisions, including, without limitation, participating in riskier or more speculative follow-on investment opportunities.

Controlled Group Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Controlled Group Risks. Under ERISA, members of certain "controlled groups" of "trades or businesses" may be jointly and severally liable for contributions required under any member's tax-qualified defined benefit pension plan and under certain other benefit plans. Similarly, if any member's tax-qualified defined benefit pension plan were to terminate, underfunding at termination would be the joint and several responsibility of all controlled group members, including members whose employees did not participate in the terminated plan. Similarly, joint and several liability may be imposed for certain pension plan related obligations in connection with the complete or partial withdrawal by an employer from a multiemployer pension plan. Depending on a number of factors, including the level of ownership held by the Master Fund in a particular portfolio company, the Master Fund or the Fund may be considered to be a member of one more portfolio company's "controlled group" for this purpose.

Business Development Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BDCs. Investments in closed-end, management investment companies that elect to be treated as BDCs under the 1940 Act may be subject to a high degree of risk. To the extent the Master Fund invests in BDCs, investors will bear indirectly a proportionate share of the fees and expenses, including any performance-based or incentive fees, of the BDCs in which the Master Fund invests. BDCs typically invest in less mature private companies or thinly traded public companies with limited operating histories, which involve greater risks than more mature, well-established publicly-traded companies. A substantial portion of a BDC's portfolio typically includes securities purchased in private placements; as a result, a BDC's portfolio may carry risks similar to those of a private equity or venture capital fund. Generally, little public information exists about the companies in which a BDC may invest and, therefore, investors may not be able to conduct a fully informed and comprehensive evaluation of a BDC and its portfolio prior to investment therein.

The 1940 Act imposes certain constraints on the investment activities, organization and operations of BDCs, which could limit or negatively impact performance or hinder a BDC's ability to take advantage of certain investment opportunities. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of U.S. private companies or thinly traded public companies (i.e., public companies with a market capitalization of less than $250 million), cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less.

BDCs may be publicly-traded or non-traded. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Non-traded BDCs typically are subject to significant commissions, expenses and offering and organizational costs that reduce the value of an investor's (including the Master Fund's) investment. Shares of non-traded BDCs are illiquid. Redemption programs offered by non-traded BDCs may have significant restrictions, such as caps on the amount of shares that can be redeemed annually and limits on the amounts and sources of funds that may be used to fund redemptions, and BDCs may suspend or terminate these programs at their discretion. Investors may not be able to exit their investment without paying a substantial penalty or selling on the secondary market at a discount to net asset value.

Commitment Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commitment Strategy. The Master Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Investment Funds. Pending funding of capital contributions, redemptions and tax distributions, a portion of the Master Fund's assets may consist of liquid investments, such as high quality fixed income securities, money market instruments and money market mutual funds and cash or cash equivalents, as well as yield-enhancing investments with more limited liquidity, such as CLOs or senior loan funds managed by Carlyle and others. Holding a sizeable cash position may result in lower returns for the Master Fund. However, an inadequate cash position presents other risks to the Fund and the Master Fund, including the potential inability to fund capital contributions, to pay for repurchases of Units tendered by Investors or to meet expenses generally. Moreover, if the Master Fund defaults on its commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including, potentially, the complete forfeiture of the Master Fund's investment in the Investment Fund. Any failure by the Master Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Master Fund to pursue its investment program, (ii) force the Master Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Investment Funds (including, potentially, the complete forfeiture of the Master Fund's investment in an Investment Fund), or (iv) otherwise impair the value of the Fund's investments (including reducing the Fund's net asset value).

Cash Cash Equivalents Investment Grade Bonds Money Market Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cash, Cash Equivalents, Investment Grade Bonds, Money Market Instruments. The Master Fund and Investment Funds may invest, including for defensive purposes, some or all of their respective assets in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser or Investment Fund Managers deem appropriate under the circumstances. In addition, the Master Fund or an Investment Fund may invest in these instruments pending allocation of its respective offering proceeds, and the Master Fund will maintain cash or cash equivalents in sufficient amounts, in the Adviser's judgment, to satisfy capital calls from Investment Funds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLOs.  The Master Fund and Investment Funds may invest in CLOs. The portfolio of loans underlying CLOs, which serve as collateral therefor, may include, among others, domestic and foreign senior secured loans, senior unsecured loans, subordinate corporate loans, including debt securities that may be rated below investment grade or equivalent unrated loans ("junk"), debt tranches of other collateralized loan obligations and equity securities incidental to investments in secured loans. Investors in CLOs ultimately bear the credit risk of the underlying collateral. The cash flows generated by CLOs are split into two or more portions, called tranches, which vary in maturity, yield and credit risk characteristics, and often are categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The equity tranche, therefore, carries the most risk, as it bears the bulk of defaults from the bonds or loans and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, however, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. Ultimately, the risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Master Fund or Investment Fund invests.

In addition to the general risks associated with investing in debt securities (e.g., interest rate, credit and market risk), CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from the underlying loans will not be adequate to make interest or other payments; (ii) the quality of the underlying loans may decline in value or default; (iii) the possibility that the Master Fund may invest in CLOs that are subordinate to other classes; (iv) the complex structure of the security may not be fully appreciated at the time of investment, and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility; (v) junior debt and equity tranches are subject to a higher risk of loss than the senior debt portion as a result of the highly levered nature of CLOs; and (vi) CLOs are privately offered and sold, and investments in CLOs typically are thinly traded or have only a limited trading market.

Senior Loan Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Loan Funds. Senior loan funds typically invest in performing senior secured bank loans rated below investment grade. There may be less readily available, reliable information about certain loans than is the case for many other types of securities, and the Investment Funds may be required to rely primarily on their own evaluation of a borrower's credit quality rather than on any available independent sources. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the issuer's obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the Investment Fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. Like other below investment grade securities, loans are inherently speculative. As a result, the risks associated with such loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Loans may not be considered to be "securities" for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

Registered Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Registered Investment Companies. The Master Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Master Fund's investment objective and permissible under the 1940 Act. These investments may include BDCs. Under one provision of the 1940 Act, the Master Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Master Fund's total assets would be invested in securities of other registered investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Master Fund or (iii) more than 5% of the Master Fund's total assets would be invested in any one registered investment company. These restrictions are applicable to the Fund as well. Other provisions of the 1940 Act are less restrictive provided that the Master Fund or Fund is able to meet certain conditions. These limitations do not apply to the acquisition of units of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.

Small And Medium Capitalization Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small- and Medium-Capitalization Companies. Some Investment Funds may invest a portion of their assets in Portfolio Companies with small- to medium-sized market capitalizations. While such investments may provide significant potential for appreciation, they also may involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, "blue-chip" companies.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets. Some Investment Funds may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration. An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Utilities And Energy Sectors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, change in demand, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies also may be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. An Investment Fund may invest in Portfolio Companies in the utilities sector, thereby exposing the Investment Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies' earnings and dividends when costs are rising.

Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. Periods of high volatility in the financial markets, such as that experienced in and around 2008 during the global financial crisis, can negatively affect financial services companies and cause their values to decline. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Fund.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. Investment Funds will make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund investments are denominated against the U.S. dollar will result in a decrease in the Master Fund's and the Fund's net asset value. The Adviser generally will not hedge the value of investments made by the Master Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Risks Relating To Accounting Auditing And Financial Reporting [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Accounting, Auditing and Financial Reporting, etc. Certain of the Investment Funds may be invested in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Master Fund and the Investment Funds may be incomplete, inaccurate and/or significantly delayed. The Master Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Valuation Of Master Funds Interests In Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Master Fund's Interests in Investment Funds. The valuation of the Master Fund's interests in Investment Funds is ordinarily determined based upon valuations provided by the Investment Funds on a quarterly basis. A large percentage of the securities in which the Investment Funds invest will not have a readily ascertainable market price and will be valued by the Investment Fund. In this regard, an Investment Fund may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund's compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds' policies and procedures and systems will not change without notice to the Master Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund's Valuation Designee, and has assigned to the Adviser general responsibility for determining the value of the Fund's and Master Fund's investments. In that role, the Adviser has established a committee to oversee the valuation of the Fund's and Master Fund's investments pursuant to the Valuation Procedures. The members of the Valuation Committee may face conflicts of interest in overseeing the valuation of the Fund's and the Master Fund's investments, as the value of the Fund's and the Master Fund's investments will affect the Adviser's compensation. Moreover, neither the Valuation Committee nor the Adviser will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Investment Fund. Further, such information is provided on a quarterly basis while the Fund will provide valuations on a monthly basis. Additionally, certain Investment Funds may provide quarterly valuations significantly later than others.

An Investment Fund's information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Master Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Master Fund to sell its interests in such an Investment Fund, the Master Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Investment Fund's valuations of such interests could remain subject to such fraud or error, and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Investors should be aware that situations involving uncertainties as to the valuations by Investment Funds could have a material adverse effect on the Fund and the Master Fund if the Investment Fund Manager's, the Adviser's or the Master Fund's judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Indemnification Of Investment Funds Investment Fund Managers And Others Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Investment Funds, Investment Fund Managers and Others. The Master Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Master Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund and the Master Fund could be materially adversely affected. Indemnification of sellers of secondaries often will be required as a condition to purchasing such securities.

Termination Of Master Funds Interest In Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Master Fund's Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Master Fund's interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Master Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Master Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets.

Incentive Allocation Arrangements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Allocation Arrangements. Each Investment Fund Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return and a clawback. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Availability Of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund and the Master Fund is competitive, and involves a high degree of uncertainty. Investment opportunities may be oversubscribed, and there is no guarantee that the Master Fund will receive its desired allocation in an Investment Fund. The availability of investment opportunities is subject to market conditions, and also may be affected by the prevailing regulatory or political climate. No assurance can be given that the Adviser will be able to identify and complete attractive investments, or that it will be able to invest fully its subscriptions. Other investment vehicles managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Master Fund may be seeking. The Adviser will allocate fairly between the Master Fund and such other investment vehicles any available investment opportunities that may be appropriate for the Master Fund and such other investment vehicles. Similarly, identifying attractive investment opportunities for an Investment Fund is difficult and involves a high degree of uncertainty. Even if an Investment Fund Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

Control Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Investment Funds, those Investment Funds would likely incur losses on their investments.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Return. No assurance can be given that the returns on the Fund's investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.

Inside Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inside Information. From time to time, the Master Fund, the Fund or an Investment Fund or their respective affiliates may come into possession of material, non-public information concerning an entity or issuer in which the Master Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Master Fund's or the Investment Fund's ability to buy or sell securities of the issuer.

Recourse To Funds Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to the Fund's Assets. The Fund's assets, including any investments made by the Master Fund and any interest in the Investment Funds held by the Fund through the Master Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund's assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion Of Investors Based On Certain Detrimental Effects Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may repurchase, outside of the repurchase procedure described under the caption "Repurchases of Units and Transfers—Repurchases of Units," Fund Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Investor; (ii) ownership of the Units by the Investor or other person likely will cause the Fund to be in violation of, require registration of any Units under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iii) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences; (iv) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (v) the Investor is subject to special regulatory or compliance requirements, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Units; (vi) the Investor's investment balance falls below $25,000; or (vii) the Fund or the Board of Directors determines that the repurchase of the Units would be in the best interests of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.

Potential Significant Effect Of Performance Of Limited Number Of Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Significant Effect of the Performance of a Limited Number of Strategies. The Fund may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Fund's assets were invested more broadly among Investment Funds pursuing various investment strategies. Because the Fund predominantly makes investment allocations to Carlyle Investment Funds, the performance of the Fund may be significantly affected by changes in the resources, financial condition and reputation of Carlyle, and the Fund and the Master Fund may be less diversified, and subject to greater concentration risk, than other funds of private equity funds.

Sub Placement Agent Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sub-Placement Agent Risk. It is expected that Investors will invest in the Fund pursuant to pre-existing relationships with Sub-Placement Agents. When a limited number of Sub-Placement Agents represent a large percentage of Investors, actions recommended by Sub-Placement Agents may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single Sub-Placement Agent may vote as a block, if so recommended by the Sub-Placement Agent.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund has elected to be treated and intends to operate in a manner so as to continuously qualify, as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. See "Certain U.S. Federal Income Tax Considerations – Taxation as a Regulated Investment Company." If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund's net assets, the amount of income available for distributions to Investors, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Investors.

Each of the aforementioned ongoing requirements for qualification as a RIC requires that the Adviser obtain information from or about the Investment Funds in which the Master Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund's income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Investment Funds in which the Fund can invest or the amount that may be invested in certain Investment Funds. Furthermore, although the Fund expects to receive information from each Investment Fund Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. Carlyle has agreed to use reasonable efforts to provide such information to the Fund.

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirements of RIC qualification, the Fund may seek to take certain actions to avert such a failure. The Master Fund may try to acquire additional interests in Investment Funds to bring the Fund into compliance with such diversification tests. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult for the Master Fund to pursue because of the limited liquidity of its interests in the Investment Funds. While relevant tax provisions afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Master Fund's ability to effect a sale of an Investment Fund may limit utilization of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions. However, the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. If the Fund fails to qualify as a RIC, the Fund would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to Investors generally would be treated as corporate dividends. See "Certain U.S. Federal Income Tax Considerations – Failure to Qualify as a Regulated Investment Company." In addition, the Fund is required each December to make certain "excise tax" calculations based on income and gain information that must be obtained from the underlying Investment Funds. If the Fund does not receive sufficient information from the Investment Funds, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income. The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of the Fund's current and accumulated earnings and profits for the relevant period (i.e., a return of capital). See "Distribution Policy; Dividends", "Certain U.S. Federal Income Tax Considerations – Taxation as a Regulated Investment Company" and "Certain U.S. Federal Income Tax Considerations—Taxation of U.S. Investors" for more information regarding the treatment of returns of capital.

In addition, the Fund may directly or indirectly invest in Investment Funds or Portfolio Companies located outside the United States. Such Investment Funds and Portfolio Companies may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. federal income tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments (including those described under the caption "Certain U.S. Federal Income Tax Considerations—Taxation of Non-U.S. Investors") and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as "controlled foreign corporations" or "passive foreign investment companies" (see "Certain U.S. Federal Income Tax Considerations—Passive Foreign Investment Companies").

The Fund (through the Master Fund) may invest in certain Investment Funds through a wholly-owned domestic entity that is taxable as a corporation for U.S. federal income tax purposes, particularly in cases where doing so would facilitate compliance with the RIC gross income test in relation to the income earned in respect of those Investment Funds. While using such corporate structure may expand the category of assets to which the Fund can gain investment exposure, the returns earned through such structure will be reduced on account of U.S. federal income taxes payable by the applicable corporate entity in respect of its net income.

Changes In Tax Laws Governing Individual Retirement Accounts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in Tax Laws Governing IRAs. A change in the current tax laws under the Code or other applicable tax rules governing IRAs and their investments (including, without limitation, Code provisions governing the maximum contributions that may be made to IRAs, the types of investments that IRAs may hold, the maximum amount that may be invested in IRAs and/or the annual minimum required distributions that an IRA must make) could result in adverse consequences for IRA investors (and their owners and beneficiaries). These changes could include, for example, a prohibition on IRA investors holding investments such as the Fund (i.e., investments that require representations that the IRA investor has a specified minimum amount of income or assets) and a limitation on the aggregate investments that an IRA may hold, which could cause an IRA to lose its tax-exempt status if it is unable to divest from the necessary investments to satisfy any such rules and/or be exposed to penalties for failure to comply with such rules. A Unit generally is non-transferable and may not be transferred or otherwise disposed of except as permitted under and in accordance with the LLC Agreement, and that there can be no assurance that the IRA will be able to timely transfer or otherwise dispose of Units in the event of any changes in the law to avoid adverse consequences (and that neither the Fund nor the Adviser is under any obligation, whether express or implied, to assist or otherwise accommodate such transfer or disposition or mitigate any adverse consequences to the IRA investor or its owners or beneficiaries).

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The Fund, the Master Fund and their service providers, as well as the Investment Funds and their service providers, are susceptible to operational and information security and related risks of cybersecurity incidents. In general, cyber-incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, Administrator, Placement Agent, Sub-Placement Agents, the Fund's custodian or other service providers have the ability to cause: (i) disruptions and impact business operations, potentially resulting in financial losses; (ii) interference with the Fund's and the Master Fund's ability to calculate its net asset value; (iii) impediments to the Master Fund's trading activities; (iv) the inability of Investors to transact business with the Fund; (v) violations of applicable privacy, data security or other laws; (vi) regulatory fines and penalties; (vii) reputational damage; (viii) reimbursement or other compensation or remediation costs; (ix) legal fees; or (x) additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting underlying Investment Funds, counterparties with which the Master Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed that are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management system or business continuity plan, including the possibility that certain risks have not been identified.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	125 West 55Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
Contact Personnel Name	Mitchell A. Tanzman
Class A Units [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.20%	[3]
Distribution/Servicing Fees [Percent]	0.60%	[4]
Acquired Fund Fees and Expenses [Percent]	1.12%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.25%
Total Annual Expenses [Percent]	3.17%
Expense Example, Year 01	$ 67	[6]
Expense Example, Years 1 to 3	130	[6]
Expense Example, Years 1 to 5	195	[6]
Expense Example, Years 1 to 10	$ 369	[6]
Class I Units [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.20%	[3]
Distribution/Servicing Fees [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	1.12%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.25%
Total Annual Expenses [Percent]	2.57%
Expense Example, Year 01	$ 26
Expense Example, Years 1 to 3	79
Expense Example, Years 1 to 5	135
Expense Example, Years 1 to 10	$ 287

[1]	Generally, the stated minimum initial investment in the Fund is $50,000 ($10,000 with respect to additional purchases of Units by an existing Investor), which minimum may be reduced in the sole discretion of the Adviser. Investors in Class A Units may be charged a sales load ("placement fee") up to a maximum of 3.50% on the amount they invest. The Placement Agent and/or a Sub-Placement Agent may, in its discretion, waive the placement fee for certain Investors. In addition, purchasers of Units in conjunction with certain "wrap" fee, asset allocation or other managed asset programs may not be charged a placement fee. The table assumes the maximum placement fee is charged. No placement fee will be charged on purchases of Class I Units. See "Application for Investment."
[2]	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor's Units at any time prior to the day immediately preceding the one-year anniversary of an Investor's purchase of the Units (on a "first in-first out" basis). An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See "Repurchases of Units and Transfers."
[3]	The Management Fee is payable by the Master Fund, but will be borne indirectly by Investors as a result of the Fund's investment in the Master Fund. The Master Fund pays the Adviser the Management Fee monthly at the annual rate of 1.20% of the Master Fund's net asset value. For purposes of determining the Management Fee payable to the Adviser for any month, "net asset value" means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any fees and expenses of the Master Fund.
[4]	The Fund pays the Placement Agent out of the net assets of the Class A Units an ongoing quarterly fee, accrued and calculated monthly (the "Sub-Placement Agent Fee") at an annualized rate of 0.60% of the net assets of the Fund attributable to Class A Units. The Placement Agent may pay all or a portion of the Sub-Placement Agent Fee to the selling agents that sell Units of the Fund. Payment of the Sub-Placement Agent Fee is governed by the Fund's Distribution Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. Class I Units are not subject to the Sub-Placement Agent Fee. See "Fees and Expenses."
[5]	The amount shown as "Acquired Fund Fees and Expenses" reflects operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds). The "Acquired Fund Fees and Expenses," however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds. The amount of the Fund's average net assets used in calculating the Fund's "Acquired Fund Fees and Expenses" was based on average net assets as of March 31, 2023 of approximately $1,163 million.
[6]	Without the sales load, the expenses would be: $32 (1 Year), $97 (3 Years), $164 (5 Years) and $344 (10 Years).